           As filed with the Securities and Exchange Commission on April 5, 2013

                                            1933 Act Registration No. 333-176216

                                            1940 Act Registration No. 811-08441
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 6 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 220 /X/

               Lincoln Life & Annuity Variable Annuity Account H
                           (Exact Name of Registrant)

                        American Legacy (Reg. TM) Fusion

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/x/ on May 1, 2013, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

American Legacy (Reg. TM) Fusion
Lincoln Life & Annuity Variable Annuity
Account H
Individual Variable Annuity Contracts

Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com

Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-800-942-5500


This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. However, IRAs provide tax deferral whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions. If you die before the Annuity Commencement Date, we will pay your Beneficiary a Death Benefit. In the alternative, you generally may choose to receive a Death Benefit upon the death of the Annuitant.

The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.


At this time, the only fixed account available is for dollar cost averaging.

We do offer variable annuity contracts that have lower fees.

You should carefully consider whether or not this contract is the best product for you.


All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life & Annuity Variable Annuity Account H (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.


The available funds are listed below:


American Funds Insurance Series (Reg. TM) (Class 2):
     American Funds Asset Allocation Fund
     American Funds Blue Chip Income and Growth Fund
     American Funds Bond Fund
     American Funds Cash Management Fund
     American Funds Global Balanced FundSM
     American Funds Global Bond Fund
     American Funds Global Discovery Fund*
     American Funds Global Growth Fund
     American Funds Global Growth and Income Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds International Growth and Income FundSM
     American Funds Mortgage FundSM
     American Funds New World Fund (Reg. TM)
     American Funds U.S. Government/AAA-Rated Securities Fund

American Funds Insurance Series (Reg. TM) (Class P2):
     American Funds Protected Asset Allocation FundSM

Lincoln Variable Insurance Products Trust (Service Class):
     LVIP American Balanced Allocation Fund
     LVIP American Growth Allocation Fund

     LVIP American Income Allocation Fund
     LVIP American Preservation Fund
     LVIP Protected American Balanced Allocation Fund
     LVIP Protected American Growth Allocation Fund

*Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.




This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.


Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500.
The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2013

Table of Contents




Item                                                          Page
Special Terms                                                  4
Expense Tables                                                 6
Summary of Common Questions                                   10
Lincoln Life & Annuity Company of New York                    13
Variable Annuity Account (VAA)                                14
Investments of the Variable Annuity Account                   14
Charges and Other Deductions                                  17
 Premium Based Charge                                         18
The Contracts                                                 26
 Purchase Payments                                            27
 Transfers On or Before the Annuity Commencement Date         28
 Surrenders and Withdrawals                                   31
 Death Benefit                                                32
 Investment Requirements                                      35
 Living Benefit Riders                                        36
 Lincoln Lifetime IncomeSM Advantage 2.0                      36
 Lincoln SmartSecurity (Reg. TM) Advantage                    46
 i4LIFE (Reg. TM) Advantage                                   51
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    55
 Annuity Payouts                                              61
 Fixed Side of the Contract                                   62
Distribution of the Contracts                                 64
Federal Tax Matters                                           65
Additional Information                                        70
 Voting Rights                                                70
 Return Privilege                                             70
 Other Information                                            71
 Legal Proceedings                                            71
Contents of the Statement of Additional Information (SAI)
for Lincoln Life & Annuity Variable Annuity Account H         72
Appendix A - Condensed Financial Information                  A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:


5% Enhancement-A feature under Lincoln Lifetime IncomeSM Advantage 2.0 in which the Income Base, minus Purchase Payments received in that year, will be increased by 5%, subject to certain conditions.

Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.

Account or Variable Annuity Account (VAA)-The segregated investment account, Account H, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant-The person upon whose life the annuity benefit payments are based, and upon whose life a Death Benefit may be paid.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).

Annuity Payout-A regularly Scheduled Payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.

Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.


Automatic Annual Step-up-Under Lincoln Lifetime IncomeSM Advantage 2.0, the Income Base will automatically step-up to the contract value on each Benefit Year anniversary, subject to certain conditions.


Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.

Benefit Year-Under Lincoln Lifetime IncomeSM Advantage 2.0 and Lincoln SmartSecurity (Reg. TM) Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity (Reg. TM) Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.

Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value (may be referred to as Account Value in marketing materials)-At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.

Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Cross-reinvestment-An optional additional service that automatically transfers the contract value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.


Death Benefit-Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies or, if selected, to the Contractowner if the Annuitant dies. See The Contracts - Death Benefit for a description of the various Death Benefit options.

Enhancement Period-Under Lincoln Lifetime IncomeSM Advantage 2.0 the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.


Excess Withdrawals-Amounts withdrawn during a Benefit Year, as specified for each Living Benefit rider, which decrease or eliminate the guarantees under the rider.


Good Order-The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.


Guaranteed Amount-The value used to calculate your withdrawal benefit under Lincoln SmartSecurity (Reg. TM) Advantage.


Guaranteed Amount Annuity Payout Option-A fixed Annuity Payout option available under Lincoln SmartSecurity (Reg. TM) Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Guaranteed Annual Income-The guaranteed periodic withdrawal amount available from the contract each year for life under Lincoln Lifetime IncomeSM Advantage 2.0.

Guaranteed Annual Income Amount Annuity Payout Option-A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.

Guaranteed Income Benefit-An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage Regular Income Payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain Contractowners.

i4LIFE (Reg. TM) Advantage-An Annuity Payout option which combines periodic variable Regular Income Payments for life and a Death Benefit with the ability to make withdrawals during a defined period, the Access Period.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds-i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature under i4LIFE (Reg. TM) Advantage that provides a higher Guaranteed Income Benefit percentage if you adhere to certain Investment Requirements.

Income Base-Under the Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount.


Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit riders.

Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln New York (we, us, our, Company)-Lincoln Life & Annuity Company of New York.

Lincoln Lifetime IncomeSM Advantage 2.0-Provides minimum guaranteed periodic withdrawals and income that may increase based on automatic enhancements and age-based increases to the income amount, regardless of the investment performance of the contract and provided certain conditions are met.


Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds- An optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements.


Lincoln SmartSecurity (Reg. TM) Advantage-Provides minimum guaranteed periodic withdrawals for life, regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit-A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.

Maximum Annual Withdrawal-The guaranteed periodic withdrawal available under Lincoln SmartSecurity (Reg. TM) Advantage.


Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.

Premium Based Charge-An annual charge that applies to all Purchase Payments to your contract and is payable each year for seven years, deducted quarterly.

Premium Based Charge Period-The period of time in which the Premium Based Charge will be deducted. For each Purchase Payment, the Premium Based Charge will be deducted quarterly for a total of seven years after the date that the Purchase Payment is received by us.


Premium Based Charge Free Amount-An amount you may withdraw from your contract in which we will not deduct a portion of the remaining Premium Based Charge from your contract value.


Purchase Payments-Amounts paid into the contract.


Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.


Secondary Life-Under i4LIFE (Reg. TM) Advantage, the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.

Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.

Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.


Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.


The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.



                       CONTRACTOWNER TRANSACTION EXPENSES




Accumulation Phase:
  Premium Based Charge (as a percentage of Purchase Payments):1,2.........................    4.90%
  Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):3.........    1.00%
  Transfer charge:4.......................................................................    $ 25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed
Period account (except for dollar cost averaging, cross-reinvestment, and Regular Income
Payments under i4LIFE (Reg. TM)
Advantage). See Fixed Side of the Contract.




1 The Premium Based Charge is payable for seven years and is deducted quarterly
  (0.1750%). We will deduct this charge beginning on the first quarterly contract anniversary after the Purchase Payment is received by us, continuing for a total of 28 quarterly contract anniversaries. The charge reflected is the maximum charge rate. The Premium Based Charge rate may decrease as total Purchase Payments increase. See Charges and Other Deductions - Premium Based Charge for further information.

2 If you surrender the contract, the total remaining Premium Based Charge (if any) will be deducted from your surrender value. If you make a withdrawal above the Premium Based Charge Free Amount, a portion of the total remaining Premium Based Charge will be deducted from your Contract Value at the time of the withdrawal. See Charges and Other Deductions - Premium Based Charged for further information.


3 The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.


4 The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.




The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE (Reg. TM) Advantage rider.

 o Table A reflects the expenses for a contract that has not elected the i4LIFE (Reg. TM) Advantage (Base contract).
 o Table B reflects the expenses for a contract that has elected the i4LIFE (Reg. TM) Advantage.
 o Table C reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased the Lincoln Lifetime IncomeSM Advantage 2.0.

                                    TABLE A



Annual Account Fee:1......................................................................     $    50
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):2
Account Value Death Benefit
  Mortality and Expense Risk Charge.......................................................        0.70%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        0.80%
Guarantee of Principal Death Benefit
  Mortality and Expense Risk Charge.......................................................        0.75%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        0.85%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Mortality and Expense Risk Charge.......................................................        1.00%
  Administrative Charge...................................................................        0.10%

  Total Separate Account Expenses........    1.10%





                                               Single      Joint
Optional Living Benefit Rider Charges:3         Life        Life
Lincoln Lifetime IncomeSM Advantage 2.0:4,5
  Guaranteed Maximum Charge................     2.00%      2.00%
  Current Charge...........................     1.05%      1.25%
Lincoln SmartSecurity (Reg. TM) Advantage:6
  Guaranteed Maximum Charge................     1.50%      1.50%
  Current Charge...........................     0.85%      1.00%




1 The account fee will be waived if your Contract Value is $50,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $50,000.


2 The mortality and expense risk charge and administrative charge together are 0.80% on and after the Annuity Commencement Date.

3 Only one Living Benefit rider may be elected from this chart.


4 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.


5 There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0
  Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.


6 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment or Contract value at the time of election), as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity (Reg. TM) Advantage riders purchased prior to December 3, 2012, the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage rider will no longer be available for purchase. See Charges and Other Deductions - Lincoln SmartSecurity (Reg. TM) Advantage Charge for further information.




                                    TABLE B



Annual Account Fee:1......................................................     $    50
i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit (version 4):2
  Account Value Death Benefit.............................................        1.20%
  Guarantee of Principal Death Benefit....................................        1.25%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB).......................        1.50%






                                                                             Single      Joint
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):3,4     Life        Life
Account Value Death Benefit
  Guaranteed Maximum Charge..............................................     3.20%      3.20%
  Current Charge.........................................................     1.85%      2.05%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge..............................................     3.25%      3.25%
  Current Charge.........................................................     1.90%      2.10%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge..............................................     3.50%      3.50%
  Current Charge.........................................................     2.15%      2.35%




1 The account fee will be waived if your Contract Value is $50,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $50,000.


2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE (Reg. TM) Advantage charge is reduced to 1.20% during the Lifetime Income Period.

3 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.20%. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) Charge for further information.

4 There is no additional charge for i4LIFE (Reg. TM) Advantage Guaranteed
  Income Benefit Protected Funds over and above the charge for i4LIFE (Reg.
  TM) Advantage Guaranteed Income Benefit (version 4).



                                    TABLE C



Annual Account Fee:1......................................................................                 $    50
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who      Single       Joint
  previously purchased
Lincoln Lifetime IncomeSM Advantage 2.0:..................................................     Life         Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):
  Account Value Death Benefit.............................................................     0.80%          0.80%
  Guarantee of Principal Death Benefit....................................................     0.85%          0.85%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB).......................................     1.10%          1.10%
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):2
  Guaranteed Maximum Charge...............................................................     2.00%          2.00%
  Current Charge..........................................................................     1.05%          1.25%




1 The account fee will be waived if your Contract Value is $50,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $50,000.

2 As an annualized percentage of the greater of the Income Base or Account
  Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2012. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.





                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.54%     1.18%
      Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.54%     1.09%



* Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2014.


The following table shows the expenses charged by each fund for the year ended
 December 31, 2012:



(as a percentage of each fund's average net assets):


                                                                                                 Other
                                                            Management         12b-1 Fees        Expenses
                                                            Fees (before       (before any       (before any
                                                            any waivers/       waivers/          waivers/
                                                            reimburse-         reimburse-        reimburse-
                                                            ments)         +   ments)        +   ments)        +
American Funds Asset Allocation Fund                            0.29%             0.25%             0.02%
American Funds Blue Chip Income and Growth Fund                 0.41%             0.25%             0.02%
American Funds Bond Fund                                        0.37%             0.25%             0.02%
American Funds Cash Management Fund                             0.32%             0.25%             0.02%
American Funds Global Balanced FundSM                           0.66%             0.25%             0.06%
American Funds Global Bond Fund                                 0.53%             0.25%             0.03%
American Funds Global Discovery Fund                            0.58%             0.25%             0.04%
American Funds Global Growth and Income Fund                    0.60%             0.25%             0.02%
American Funds Global Growth Fund                               0.53%             0.25%             0.03%
American Funds Global Small Capitalization Fund                 0.71%             0.25%             0.04%
American Funds Growth Fund                                      0.33%             0.25%             0.02%
American Funds Growth-Income Fund                               0.27%             0.25%             0.02%
American Funds High-Income Bond Fund                            0.46%             0.25%             0.02%
American Funds International Fund                               0.50%             0.25%             0.04%
American Funds International Growth and Income FundSM           0.69%             0.25%             0.05%
American Funds Mortgage FundSM                                  0.42%             0.25%             0.03%
American Funds New World Fund (Reg. TM)                         0.74%             0.25%             0.05%
American Funds Protected Asset Allocation FundSM(1)             0.25%             0.25%             0.33%
American Funds U. S. Government/AAA-Rated Securities Fund       0.33%             0.25%             0.01%
LVIP American Balanced Allocation Fund(2)                       0.25%             0.35%             0.03%
LVIP American Growth Allocation Fund(2)                         0.25%             0.35%             0.04%
LVIP American Income Allocation Fund(2)                         0.25%             0.35%             0.06%
LVIP American Preservation Fund(3)                              0.25%             0.35%             0.22%
LVIP Protected American Balanced Allocation Fund                0.25%             0.35%             0.05%
LVIP Protected American Growth Allocation Fund                  0.25%             0.35%             0.04%



                                                                                                       Total
                                                                           Total         Total         Expenses
                                                                           Expenses      Contractual   (after
                                                            Acquired       (before any   waivers/      Contractual
                                                            Fund           waivers/      reimburse-    waivers/
                                                            Fees and       reimburse-    ments         reimburse-
                                                            Expenses   =   ments)        (if any)      ments)
American Funds Asset Allocation Fund                          0.00%           0.56%           0.00%         0.56%
American Funds Blue Chip Income and Growth Fund               0.00%           0.68%           0.00%         0.68%
American Funds Bond Fund                                      0.00%           0.64%           0.00%         0.64%
American Funds Cash Management Fund                           0.00%           0.59%           0.00%         0.59%
American Funds Global Balanced FundSM                         0.00%           0.97%           0.00%         0.97%
American Funds Global Bond Fund                               0.00%           0.81%           0.00%         0.81%
American Funds Global Discovery Fund                          0.00%           0.87%           0.00%         0.87%
American Funds Global Growth and Income Fund                  0.00%           0.87%           0.00%         0.87%
American Funds Global Growth Fund                             0.00%           0.81%           0.00%         0.81%
American Funds Global Small Capitalization Fund               0.00%           1.00%           0.00%         1.00%
American Funds Growth Fund                                    0.00%           0.60%           0.00%         0.60%
American Funds Growth-Income Fund                             0.00%           0.54%           0.00%         0.54%
American Funds High-Income Bond Fund                          0.00%           0.73%           0.00%         0.73%
American Funds International Fund                             0.00%           0.79%           0.00%         0.79%
American Funds International Growth and Income FundSM         0.00%           0.99%           0.00%         0.99%
American Funds Mortgage FundSM                                0.00%           0.70%           0.00%         0.70%
American Funds New World Fund (Reg. TM)                       0.00%           1.04%           0.00%         1.04%
American Funds Protected Asset Allocation FundSM(1)           0.30%           1.13%          -0.10%         1.03%
American Funds U. S. Government/AAA-Rated Securities Fund     0.00%           0.59%           0.00%         0.59%
LVIP American Balanced Allocation Fund(2)                     0.43%           1.06%          -0.05%         1.01%
LVIP American Growth Allocation Fund(2)                       0.45%           1.09%          -0.05%         1.04%
LVIP American Income Allocation Fund(2)                       0.41%           1.07%          -0.05%         1.02%
LVIP American Preservation Fund(3)                            0.36%           1.18%          -0.22%         0.96%
LVIP Protected American Balanced Allocation Fund              0.42%           1.07%           0.00%         1.07%
LVIP Protected American Growth Allocation Fund                0.45%           1.09%           0.00%         1.09%



(1) Other Expenses and AFFE are based on estimates for the current fiscal year. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. This waiver and reimbursement will be in effect through at least May 1, 2014.

(2) The Total Annual Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(3) Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.60% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.


Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.


For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.


EXAMPLES


The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,067       $1,915       $2,853       $5,172


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $547      $1,635       $2,713       $5,172



The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,029       $1,835       $2,782       $5,349


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $509      $1,555       $2,642       $5,349



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.




Summary of Common Questions

What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln New York. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. See The Contracts.

What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Investment Requirements? If you elect a Living Benefit rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM

Advantage 2.0 Protected Funds or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, will have more restrictive Investment Requirements. See The Contracts - Investment Requirements.

What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.


Who invests my money? The investment adviser for the funds offered under the American Funds Insurance Series is Capital Research and Management Company
(CRMC), 333 South Hope Street, Los Angeles, California 90071. The investment adviser for the funds offered under the Lincoln Variable Insurance Products Trust is Lincoln Investment Advisors Corporation (LIAC), 1300 South Clinton Street, Fort Wayne, Indiana 46802. CRMC and LIAC are registered as investment advisers with the SEC. See Investments of the Variable Annuity Account-Investment Adviser.


How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value, or Account Value if i4LIFE (Reg. TM) Advantage is elected. See Charges and Other Deductions.

Each Purchase Payment will be subject to a Premium Based Charge that will be deducted quarterly for seven years after the Purchase Payment is received by us. If you surrender the contract, the total remaining Premium Based Charge will be deducted from your surrender value. If you make a withdrawal above the Premium Based Charge Free Amount, a portion of the total remaining Premium Based Charge will be deducted from your Contract Value at the time of the withdrawal.

If you withdraw Purchase Payments, you pay a surrender charge from 0% to 1.00% of the surrendered or withdrawn Purchase Payment, depending upon how long these payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charge.

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.


See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.


What Purchase Payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner, joint owner, or Annuitant under a Living Benefit rider. In addition, if you elect a Living Benefit rider, you may be subject to additional restrictions in terms of your ability to make Purchase Payments. For more information about these restrictions and limitations, please see The Contracts
- Purchase Payments section in this prospectus.

How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, you may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts - Death Benefit.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract .

What are Living Benefit riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders offer a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage), an income benefit rider (Lincoln Lifetime IncomeSM Advantage 2.0), or a minimum Annuity Payout (i4LIFE (Reg. TM) Advantage). If you select a Living Benefit rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). Excess Withdrawals under certain Living Benefit riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit rider. These riders are discussed in detail in this prospectus. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in that year) or Automatic Annual Step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE (Reg. TM) Advantage or an Annuity Payout option under this contract. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in that year), Automatic Annual Step-ups to the Income Base and is decreased by certain withdrawals in accordance with provisions described in this prospectus. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds? Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to more restrictive Investment Requirements. See The Contracts - Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

What is Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial Purchase Payment (or Contract Value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess Withdrawals will adversely affect the Guaranteed Amount. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. The Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Account Value at the time you elect i4LIFE (Reg.
TM) Advantage with the Guaranteed Income Benefit. Certain Living Benefit riders have features that may be used to establish the amount of the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity (Reg.
TM) Advantage or your Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE (Reg. TM) Advantage. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage 2.0 - i4LIFE (Reg. TM) Advantage option.

What is i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds? i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature under i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit that provides a higher initial Guaranteed Income Benefit percentage if you adhere to more restrictive Investment Requirements. See The Contracts - Investment Requirements. All other terms and conditions of i4LIFE (Reg. TM) Advantage continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.




Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.

The annual performance of the Subaccounts is based on past performance and does not indicate or represent future performance.




Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln
Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.


Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)

On July 24, 1996, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.




Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-942-5500.




Investments of the Variable Annuity Account

You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.

Investment Adviser

The investment adviser for the American Funds is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. The investment adviser for the funds offered under the Lincoln Variable Insurance Products Trust is Lincoln Investment Advisors Corporation
(LIAC), 1300 South Clinton Street, Fort Wayne, Indiana 46802. As compensation for its services to the funds, each investment adviser receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.


Certain Payments We Receive with Regard to the Funds


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.25%. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

In addition to the payments described above, the American Funds and LVIP Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds


Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.


Certain funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit riders, which can limit the contract's upside participation in the markets. You should consult with your financial representative to determine which combination of investment choices and Death Benefit and/or rider purchases (if any) are appropriate for you.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



American Funds Insurance Series (Reg. TM), advised by Capital Research and
    Management Company

  o Asset Allocation Fund: High total return (including income and capital gains) consistent with preservation of capital over the long term.

  o Blue Chip Income and Growth Fund: To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

  o Bond Fund: To provide as high a level of current income as is consistent with the preservation of capital.

  o Cash Management Fund: To provide the investors with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

  o Global Balanced FundSM: The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.


  o Global Bond Fund: To provide, over the long term, with a high level of total return consistent with prudent investment management.

  o Global Discovery Fund: Long-term growth of capital; current income is a secondary consideration.
     (This fund will be merged into the American Funds Global Growth Fund on or about May 17, 2013)

  o Global Growth and Income Fund: Long-term growth of capital while providing current income.

  o Global Growth Fund: Long-term growth of capital.

  o Global Small Capitalization Fund: Long-term capital growth.

  o Growth Fund: Capital growth.

  o Growth-Income Fund: Long-term growth of capital and income.

  o High-Income Bond Fund: To provide investors with a high level of current income; capital appreciation is the secondary consideration.

  o International Fund: Long-term growth of capital.

  o International Growth and Income Fund: Long-term growth of capital while providing current income.

  o Mortgage FundSM: To provide current income and preservation of capital.

  o New World Fund (Reg. TM): Long-term capital appreciation.

  o Protected Asset Allocation FundSM: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

  o U.S. Government/AAA Rated Securities Fund: To provide a high level of current income consistent with preservation of capital.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP American Balanced Allocation Fund: A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP American Growth Allocation Fund: A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP American Income Allocation Fund: A high level of current income with some consideration given to growth of capital; a fund of funds.

  o LVIP American Preservation Fund: Current income, consistent with the preservation of capital; a fund of funds.

  o LVIP Protected American Balanced Allocation Fund: A balance between a high level of current income and growth of capital; a fund of funds.

  o LVIP Protected American Growth Allocation Fund: A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.



Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.


When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.


The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.



Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.



Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.


We also may:

 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;

 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.


We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;

 o administering Annuity Payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and

 o furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The risks we assume include:
 o the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage or guaranteed withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 will exceed the Contract Value;
 o the risk that Death Benefits paid will exceed the actual Contract Value;

 o the risk that more owners than expected will qualify for waivers of the surrender charge; or for waivers of the Premium Based Charge;
 o the risk that, if i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is in effect, the required Regular Income Payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the Premium Based Charge or surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA



For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:





                                                         With Enhanced         Guarantee of
                                                       Guaranteed Minimum    Principal Death   Account Value
                                                     Death Benefit (EGMDB)    Benefit (GOP)    Death Benefit
                                                    ----------------------- ----------------- --------------
      Mortality and expense risk charge............         1.00%                0.75%            0.70%
      Administrative charge........................         0.10%                0.10%            0.10%
                                                             ----                 ----             ----
      Total annual charge for each subaccount......         1.10%                0.85%            0.80%


Transfer Fee


We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.



Premium Based Charge


We will deduct a charge based upon a percentage of your Purchase Payments. This is called a Premium Based Charge. The Premium Based Charge is paid to us to compensate us for the expenses we incur for contract distribution when Contractowners surrender or withdraw before distribution costs have been recovered. Each Purchase Payment is subject to its own Premium Based Charge that will be deducted quarterly for seven years after the Purchase Payment is received by us (referred to as the Premium Based Charge Period). The Premium Based Charge rate for new Purchase Payments decreases as the total amount of Purchase Payments increase. The charge for each Purchase Payment is determined by multiplying the Purchase Payment by the applicable Premium Based Charge rate, shown in the table below.



                                 Premium Based          Total Premium
Total Purchase Payment      Charge Rate Per Quarter   Based Charge Rate
-------------------------- ------------------------- ------------------
Less than $50,000 .                0.1750%                 4.90%
50,000 - < 100,000........         0.1600%                 4.48%
100,000 - < 250,000.......         0.1250%                 3.50%
250,000 - < 500,000.......         0.0875%                 2.45%
500,000 - < 1,000,000.....         0.0625%                 1.75%
1,000,000 +...............         0.0375%                 1.05%


For example, if you make an initial Purchase Payment of $25,000, on the quarterly anniversary, the Premium Based Charge rate will be based on a total Purchase Payment amount of $25,000 (0.1750%). For each new Purchase Payment allocated to the contract, the Premium Based Charge rate is based on the sum of all Purchase Payments previously received, including the newest Purchase Payment. For example, assuming your initial Purchase Payment of $25,000, you make a subsequent Purchase Payment of $25,000; the quarterly Premium Based Charge rate for the subsequent Purchase Payment will be based on your total Purchase Payments of $50,000 (0.16%). A Premium Based Charge rate for any Purchase Payment will not be reduced by new Purchase Payments.

The Premium Based Charge is deducted from the Subaccounts and the fixed account in which there is Contract Value on the date the Premium Based Charge is due. The following example shows how the Premium Based Charge is applied to Purchase
Payments:






1/1/2013 Initial Purchase Payment made....................................................  $  25,000
3/31/2013 Premium Based Charge percentage on the quarterly anniversary....................     0.1750%
3/31/2013 Premium Based Charge amount on the quarterly anniversary........................  $   43.75
Total Premium Based Charge due on the $25,000 Purchase Payment (deducted over 28            $   1,225
  quarters) .
6/30/2013 Premium Based Charge amount on the quarterly anniversary........................  $   43.75
7/1/2013 Second Purchase Payment made.....................................................  $  50,000
9/30/2013 Premium Based Charge percentage for second Purchase Payment on the quarterly         0.1600%
  anniversary  .
9/30/2013Premium Based Charge amount for the second Purchase Payment on the quarterly       $   80.00
  anniversary  .
Total Premium Based Charge due on the $50,000 Purchase Payment (deducted over 28            $   2,240
  quarters) .
9/30/2013 Total Premium Based Charge on the third quarterly anniversary (first Purchase
Payment: $43.75; second
 Purchase Payment: $80.00) .                                                                $  123.75



We will also deduct the Premium Based Charge on surrenders and withdrawals for Purchase Payments that remain within the Premium Based Charge Period. If you surrender the contract, total remaining Premium Based Charge (if any) will be deducted from your surrender value. If you make a withdrawal above the Premium Based Charge Free Amount, a portion of the total remaining Premium Based Charge will be deducted from your Contract Value at the time of the withdrawal. Withdrawals equal to or below the Premium Based Charge Free Amount will not be subject to this deduction. Withdrawals and surrenders may also be subject to a surrender charge (see Charges and Other Deductions - Surrender Charge). The total surrender charge and Premium Based Charge may not exceed 9% of your total Purchase Payments.

Prior to the seventh contract anniversary, the Premium Based Charge Free Amount equals 10% of the greater of the total Purchase Payments or the current Contract Value. After the seventh contract anniversary, the Premium Based Charge Free Amount equals the greatest of (i) 10% of total Purchase Payments,
(ii) 10% of current Contract Value, or (iii) the sum of all Purchase Payments outside of the Premium Based Charge Period (reduced by withdrawals on a first in-first out basis), plus investment gains.


For withdrawals in excess of the Premium Based Charge Free Amount:

Prior to the seventh contract anniversary, the portion of the total remaining Premium Based Charge deducted upon a withdrawal is calculated by:

a) dividing the amount of the withdrawal above the Premium Based Charge Free Amount by:


b) an amount equal to the total Purchase Payments minus the total amount of all prior withdrawals taken above the Premium Based Charge Free Amount;

c) then multiplied by the remaining Premium Based Charge for all Purchase Payments.


On or after the seventh contract anniversary, the portion of the total remaining Premium Based Charge deducted upon a withdrawal is calculated by:

a) dividing the amount of the withdrawal above the Premium Based Charge Free Amount by:


b) the total amount of all Purchase Payments subject to a Premium Based Charge;

c) then multiplied by the remaining Premium Based Charge for all Purchase Payments.


Since a portion of the total remaining Premium Based Charge amount due will be deducted early (due to the withdrawal above the Premium Based Charge Free Amount), this will reduce the dollar amount of the Premium Based Charge that is assessed quarterly going forward for the remainder of the Premium Based Charge period.

The following example shows how we calculate the portion of the total remaining Premium Based Charge upon a withdrawal. Continuing from the following example:

7/1/2014 Total Purchase Payments..........................................................  $  75,000
7/1/2014 Current Account Value............................................................  $  80,000
7/1/2014 Withdrawal.......................................................................  $  20,000
7/1/2014 Premium Based Charge Free Amount (10% of greater of total Purchase Payments
($75,000) and Contract
 Value ($80,000) .                                                                          $   8,000
7/1/2014 Amount of withdrawal above Premium Based Charge Free Amount ($20,000-$8,000) .     $  12,000
7/1/2014 Total uncollected Premium Based Charge...........................................  $2,882.50
($1,225 Premium Based Charge for initial Purchase Payment (less six quarterly Premium
Based Charge deductions of
 $43.75 ($262.50)) + $2,240.00 Premium Based Charge for the second Purchase Payment (less four quarterly
 Premium Based Charge deductions of $80.00 ($320.00)) .
7/1/2014 Portion of Premium Based Charge Deduction attributable to withdrawal.............  $  461.20
(Amount of withdrawal above Premium Based Charge Free Amount, divided by an amount equal to the sum of Purchase
 Payments within Premium Based Charge period minus the total of all prior withdrawals above Premium Based Charge
 Free Amount, then multiplied by the total uncollected Premium Based Charge ($12,000 /
  $75,000) * $2,882.50 .



After the deduction of $461.20 from the Contract Value, the remaining quarterly Premium Based Charge deduction for each Purchase Payment will be reduced as follows:






7/1/2014 Recalculated Premium Based Charge Amount for first Purchase Payment (deducted      $36.75
  for 22 more quarters)  .
Current quarterly Premium Based Amount multiplied by an amount equal to 1 - the amount of the withdrawal above
 Premium Based Charge Free Amount divided by the sum of Purchase Payments within Premium
Based Charge period,
 minus the total of all prior withdrawals above the Premium Based Charge Free Amount
  [$43.75 (1 - $12,000/$75,000)]  .
7/1/2014 Recalculated Premium Based Charge Amount for second Purchase Payment
 (deducted for 24 more quarters)..........................................................  $67.20



Continuing from the previous example, the next example illustrates the Premium Based Charge due if the contract is surrendered on 9/30/2014.






9/30/2014 Current Contract Value..........................................................  $   62,000
9/30/2014 Total uncollected Premium Based Charge due......................................  $ 2,421.30
$808.50 ($36.75 * 22 quarters) Premium Based Charge Amount due for the first Purchase
Payment, plus $1,612.80
 ($67.20 * 24 quarters) Premium Based Charge Amount due for the second Purchase Payment) .
9/30/2014 Surrender value ($62,000 - $2,421.30) .                                           $59,578.70


The deduction of the Premium Based Charge associated with a withdrawal above the Premium Based Charge Free Amount does not apply to:
 o Withdrawals equal to or below the Premium Based Charge Free Amount;
 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage including any payments to provide the i4LIFE (Reg. TM) Guaranteed Income Benefit;
 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage, or the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0;

 o Any portion of the Contract Value that is annuitized.
 o A surrender or withdrawal of any Purchase Payments after the onset of a permanent and total disability of the original Contractowner as defined in
   Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner.
 o A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the original Contractowner that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender or withdrawal of any Purchase Payments as a result of admittance of the original Contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal as a result of the death of the owner or Annuitant, provided the Annuitant has not been changed for any reason other than the death of a prior named Annuitant, unless a surviving spouse assumes ownership.


The Premium Based Charge does not apply:

 o Beyond the 28th quarterly contract anniversary of any Purchase Payment;

 o On or after the Annuity Commencement Date; or
 o To a surrender or withdrawal as a result of the death of the owner or Annuitant (unless the surviving spouse assumes ownership of the contract as a result of the death of the original owner);

If you intend to make additional Purchase Payments within 90 days from the date you purchase the contract, you might be able to lower the Premium Based Charge you pay by indicating at the time of application, the total amount of Purchase Payments you intend to make in the 90 days from the date you purchase your contract. On the date you purchase your contract, we will determine your Premium Based Charge rate based on the total amount you plan to invest over the following 90 days (rather than on the amount of the actual Purchase Payment), if that Premium Based Charge is less than the Premium Based Charge based on your initial Purchase Payment. For example, if your initial Purchase Payment is $90,000, and you have indicated your intent to invest an additional $10,000 during the next 90 days (for total Purchase Payments equal to $100,000), the Premium Based Charge will be calculated based on the assumed $100,000 investment (which qualifies for a quarterly Premium Based Charge of 0.1250%) instead of your actual initial Purchase Payment of $90,000 (which qualifies for a quarterly Premium Based Charge of 0.1600%) and a quarterly charge of 0.1250% for the $10,000 Purchase Payment. If you do not make the amount of Purchase Payments stated at the time of application during the 90 day period, we will recalculate the Premium Based Charge based on the actual amount of Purchase Payments we received in the 90 day period. We reserve the right to discontinue this option at any time after providing notice to you.



Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment.





                                                                       Number of
                                                                       years since
                                                                        Purchase
                                                                       Payment was
                                                                        invested
                                                                       ----------
                                                                         0     1
                                                                       ----- ----
      Surrender charge as a percentage of the surrendered or withdrawn
       Purchase Payments.............................................. 1 %   0 %


A surrender charge does not apply to:

 o A surrender or withdrawal of a Purchase Payment beyond the first year after the Purchase Payment was invested;
 o Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to 10% of the greater of total Purchase Payments or the current Contract Value. The free amount does not apply upon surrender of the contract;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
 o A surrender or withdrawal of any Purchase Payments as a result of admittance of the original Contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant, provided the Annuitant has not been changed for any reason other than the death of a prior named Annuitant;
 o Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage including any payments to provide the i4LIFE (Reg. TM) Guaranteed Income Benefits or periodic payments made under any Annuity Payout option made available by us;
 o A surrender or withdrawal of any Purchase Payments after the onset of a permanent and total disability of the original Contractowner as defined in
   Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner
 o A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the original Contractowner that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage, or the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions;


For purposes of calculating the surrender charge on withdrawals, we assume that:


1. The free amount will be withdrawn from Purchase Payments on a "first in-first out (FIFO)" basis.

2. Prior to the first anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:

  o from Purchase Payments (on a FIFO basis) until exhausted; then

  o from earnings until exhausted.


3. On or after the first anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then

  o from earnings until exhausted.


We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.



Account Fee


During the accumulation period, we will deduct an account fee of $50 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $50 account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary.



Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0. The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option. There is no additional charge for Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.


The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of the charge. After the 10th Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The rider percentage charge will increase to the then current rider percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract, equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0 - Income Base.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.


Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity (Reg. TM) Advantage. The rider charge is currently equal to an annual rate of:


1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage, single life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or

2) 1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage, joint life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this rider in the future, the percentage charge will be the current charge in effect at the time of purchase. Beginning on May 20, 2013, this rider will no longer be available for purchase.

The charge is applied to the Guaranteed Amount (initial Purchase Payment, if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.


Under Lincoln SmartSecurity (Reg. TM) Advantage, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity (Reg. TM) Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.


If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE (Reg. TM) Advantage or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.



i4LIFE (Reg. TM) Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage is subject to a daily charge that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as withdrawals. i4LIFE (Reg.
TM) Advantage provides Regular Income Payments for your life, subject to certain conditions, during two time periods: the Access Period and the Lifetime Income Period. During the Access Period, you have access to your Account Value. You select when the Access Period begins and ends at the time you elect i4LIFE (Reg. TM) Advantage. The Lifetime Income Period begins immediately after the Access Period ends. The Lifetime Income Period ends when you die (or upon the death of a Secondary Life, if any).

The annual rate of the i4LIFE (Reg. TM) Advantage charge during the Access Period is: 1.20% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 1.25% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 1.50% for the i4LIFE (Reg. TM) Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.20%. This charge consists of a mortality and expense risk charge, and an administrative charge. These charges replace the Separate Account Annual Expenses for the base contract. i4LIFE (Reg. TM)

Advantage will become effective as of the next Valuation Date after we receive a completed election form in Good Order at our Servicing Office. We will begin deducting the charge at that time. Refer to the i4LIFE (Reg. TM) Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is available for purchase with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value (single life option), which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.85% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 1.90% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.15% for the i4LIFE (Reg. TM) Advantage EGMDB.

If you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE (Reg. TM) Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.05% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.10% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract. There is no additional charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds over and above the charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4).


The Guaranteed Income Benefit percentage charge will not change until there is an automatic step up of the Guaranteed Income Benefit (version 4) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% of the Account Value. If we automatically administer the step-up for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If we automatically administer the step-up for you and your percentage charge is increased, we will notify you in writing. You may contact us at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) charge for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 .. Purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 may carry over certain features of the Lincoln Lifetime IncomeSM Advantage 2.0 rider to elect i4LIFE (Reg. TM)Advantage with Guaranteed Income Benefit (version 4). If you make this election, then the current Lincoln Lifetime IncomeSM Advantage 2.0 charge will be your initial charge for i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit (version 4). This charge is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions of the VAA. The charges and calculations described earlier for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will not apply.

For purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 , the charges for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) are combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage and every three months thereafter. The current initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version
4) is equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. Refer to Lincoln Lifetime IncomeSM Advantage 2.0 for a description of the Income Base. The total annual Subaccount charges of 1.10% for the EGMDB, 0.85% for the Guarantee of Principal Death Benefit and 0.80% for the Account Value Death Benefit also apply. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed that in the future the guaranteed maximum initial charge for both i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0 .


The charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 will not change until there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge rate. (The Lincoln Lifetime IncomeSM

Advantage 2.0 charge continues to be used as a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) The charge rate is based upon surrender experience, mortality experience, Contractowner investment experience, solvency and profit margins, and the goals and objectives of the Lincoln hedging experience. Significant changes in one or more of these categories could result in an increase in the charge. This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.

The following example shows how the initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (version 4) and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the Contractowner is 65 years old on the effective date of electing the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner's age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 is 1.05%. The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base.






1/1/13 Initial i4LIFE (Reg. TM) Advantage Account Value...................................  $ 100,000
1/1/13 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM            $ 125,000
  Advantage 2.0  .
1/1/13 Initial Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income
Benefit (version 4) ($125,000 * 1.05%
 current charge for Lincoln Lifetime IncomeSM Advantage 2.0) (charge is assessed against the Income Base since it is
 larger than the Account Value)...........................................................  $1,312.50
1/2/13 Amount of initial i4LIFE (Reg. TM) Advantage Regular Income Payment (an example of how the Regular Income Payment
 is calculated is shown in the SAI).......................................................  $   5,066
1/2/13 Initial Guaranteed Income Benefit (4% * $125,000 Income Base) .                      $   5,000


The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.





1/2/14 Recalculated Regular Income Payment (due to market gain in Account Value).........  $   6,900
1/2/14 New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)...............  $   5,175
1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
(version 4) ($1,312.50 * ($5,175/$5,000))
 Prior charge * [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income   $1,358.44
  Benefit]  .


If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be used in the calculation of the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.)


Continuing the above example:




1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit          $1,358.44
  (version 4)  .
1/2/15 Recalculated Regular Income Payment (due to Account Value increase)................  $   7,400
1/2/15 New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment) .                $   5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.
1/2/15 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
($1,358.44 * ($5,550/$5,175) *
 (1.15%/1.05%))...........................................................................  $1,595.63


The new annual charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 percentage charge is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any Excess Withdrawals. Future step-ups as described in the rider would continue.


After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE (Reg. TM) Advantage will also be terminated and the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge will cease.

Deductions for Premium Taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%. Currently, there is no premium tax levied for New York residents.


Other Charges and Deductions


The mortality and expense risk and administrative charge of 0.80% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.

When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.



Who Can Invest


To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.


Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

Since you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments


You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.

Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are a Contractowner, joint owner, or Annuitant under a Living Benefit rider. If you elect a Living Benefit rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit Purchase Payments made to the contract.

If you elect a Living Benefit rider (other than i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. Please see your contract or contact your registered representative for more information. If you elect i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, no additional Purchase Payments can be made. This means that you will be limited in your ability to build your Contract Value and/or increase the amount of any guaranteed benefit under a Living Benefit rider by making additional Purchase Payments to the contract.

You should carefully consider these limitations, and any other limitations of the contract, and how they may impact your long-term investment plans, especially if you intend to build Contract Value by making additional Purchase Payments over a long period of time. See the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit rider.



Valuation Date


Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.



Allocation of Purchase Payments


Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a fixed account is $2,000.

If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Servicing Office prior to 4:00 p.m., New York time, we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation
(DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer at or after 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on the next Valuation Date.

The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units


Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1. The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2. The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers On or Before the Annuity Commencement Date


After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.

Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. Currently, there is no charge for a transfer. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE (Reg. TM) Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE (Reg. TM) Advantage Account Value). See i4LIFE (Reg. TM) Advantage.

The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.

A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the end of the Valuation Date (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date.

If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.

Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Telephone and Electronic Transactions

A surrender, withdrawal, or transfer request may be made to our Servicing Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.



Market Timing


Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan Participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.


Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date


You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.


These provisions also apply during the i4LIFE (Reg. TM) Advantage Lifetime Income Period. See i4LIFE (Reg. TM) Advantage.


Ownership


The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner. The owner may name a joint owner.

As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefits or Living Benefits in this product. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant [unless you are a tax-exempt entity, then you can name two joint Annuitants]. You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us of the change, however we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or Living Benefits. See The Contracts - Death Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.



Surrenders and Withdrawals


Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.

The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.



Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office. For further detailed information on these services, please see Additional Services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.

You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.



We reserve the right to restrict access to this program at any time.


A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the variable Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Premium Based Charge deductions and surrender charges. See Charges and Other Deductions - Surrender Charge.

The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. For example, you can specify, at the beginning of each calendar quarter, that any amount in excess of $50,000 in a particular Subaccount will be transferred to a different Subaccount.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable account Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.


Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.


Death Benefit


The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.





 UPON DEATH OF:    AND...
Contractowner     There is a surviving joint owner
 Contractowner     There is no surviving joint owner
Contractowner     There is no surviving joint owner
                  and the Beneficiary predeceases the
                  Contractowner
 Annuitant         The Contractowner is living
Annuitant         The Contractowner is living
 Annuitant**       The Contractowner is a trust or
                  other non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     The Annuitant is living or deceased    joint owner
 Contractowner     The Annuitant is living or deceased    designated Beneficiary
Contractowner     The Annuitant is living or deceased    Contractowner's estate
 Annuitant         There is no contingent Annuitant       The youngest Contractowner
                                                         becomes the contingent Annuitant
                                                         and the contract continues. The
                                                         Contractowner may waive* this
                                                         continuation and receive the Death
                                                         Benefit proceeds.
Annuitant         The contingent Annuitant is living     contingent Annuitant becomes the
                                                         Annuitant and the contract continues
 Annuitant**       No contingent Annuitant allowed        designated Beneficiary
                  with non-natural Contractowner




* Notification from the Contractowner to select the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.



** Death of Annuitant is treated like death of the Contractowner.


If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE (Reg. TM) Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.

You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.

If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.

Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.

Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under the Lincoln Lifetime IncomeSM Advantage 2.0 rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0).

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (Premium Based Charges and surrender charges for example) and premium taxes, if any.

The Guarantee of Principal Death Benefit may be discontinued by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
 o The current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under the Lincoln Lifetime IncomeSM Advantage 2.0 rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0); or
 o the highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (Premium Based Charges and surrender charges for example) and premium taxes, if any.

The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will deduct the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.



General Death Benefit Information


Only one of these Death Benefits may be in effect at any one time. This benefit terminates if you elect i4LIFE (Reg. TM) Advantage (which provides a Death Benefit) or if you elect an annuitization option.

If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).

If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity. Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the date the surviving spouse elects to continue will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.

The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
 o If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
 o If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit has elected a lump sum settlement and the Death Benefit is over $10,000, the proceeds will be placed into a SecureLine (Reg.
TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service we offer to help the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account is established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.

Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg. TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.


Investment Requirements


If you purchase a Living Benefit rider (except i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit rider. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, you must allocate your Contract Value among one or more of the following Subaccounts only: American Funds Protected Asset Allocation Fund, LVIP American Preservation Fund, LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Allocation Fund. If you elect any other Living Benefit rider, you must allocate your Contract Value among one or more of the Subaccounts listed below. Currently, if you purchase i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

If you elect a Living Benefit rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.

Certain of the underlying funds employ investment strategies that are intended to provide downside protection and manage volatility. These funds are included under the Investment Requirements, in part, to reduce the risk of investment losses that would require us to use our own assets to make guaranteed payments under the Living Benefit riders that are offered under the contract. Our financial interest in reducing loss and the volatility of overall contract values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of contractowners. For more information about the funds and the investment strategies they employ, please refer to the funds' current prospectuses. Fund prospectuses are available by contacting us.

We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of Contract Value (or Account Value if i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.


At this time, the Subaccount groups are as follows:






                                                                      Group 2
Group 1                                                               Investments cannot exceed 70% of Contract Value or
Investments must be at least 30% of Contract Value or Account Value   Account Value -------------------------------------
--------------------------------------------------------------------- --------------
American Funds Bond Fund                                              All other funds except as described below.
American Funds Global Bond Fund
American Funds Mortgage FundSM
American Funds U.S. Government/AAA-Rated Securities Fund
LVIP American Preservation Fund





Group 3
Investments cannot exceed 10% of Contract Value or Account Value
------------------------------------------------------------------
No Subaccounts at this time.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. *Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging.

o American Funds Asset Allocation Fund
o American Funds Bond Fund*
o American Funds Global Balanced FundSM
o American Funds Global Bond Fund*
o American Funds Mortgage FundSM*
o American Funds Protected Asset Allocation FundSM
o American Funds U.S. Government/AAA-Rated Securities Fund*
o LVIP American Balanced Allocation Fund

o LVIP American Growth Allocation Fund
o LVIP American Income Allocation Fund
o LVIP American Preservation Fund*
o LVIP Protected American Balanced Allocation Fund
o LVIP Protected American Growth Allocation Fund


Living Benefit Riders


The optional Living Benefit riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage), a minimum Annuity Payout (i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit), or an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0). You may not elect more than one Living Benefit rider at any one time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit).

Excess Withdrawals under certain Living Benefit riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit rider. Terms and conditions may change after the contract is purchased.

The benefits and features of the optional Living Benefit riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.



Lincoln Lifetime IncomeSM Advantage 2.0

The Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:

 o Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base (a value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);

 o Lifetime income is available through i4LIFE (Reg. TM) Advantage or Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;

 o A 5% Enhancement to the Income Base (less Purchase Payments received in that year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within the Enhancement Period;
 o Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement;

 o Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
 o An optional feature, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, if elected, that provides a higher Guaranteed Annual Income percentage if you adhere to additional Investment Requirements.

All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds except as noted.


Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.

This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life and joint life options, you may receive Guaranteed Annual Income payments for your lifetime through the election of i4LIFE (Reg. TM) Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 rider will terminate. Except as specified below, this election must be made by the Contractowner's age 80 for qualified contracts and up to the Contractowner's (or joint owner's if younger) age 95 for nonqualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds who own their riders through the 5th Benefit Year anniversary must elect i4LIFE (Reg. TM) Advantage or the Guaranteed Annual Income Amount Annuity Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.

Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and the contract if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement. Premium Based Charge deductions and surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. These options are discussed below in detail.

Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds are available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. For nonqualified contracts, the Contractowner/Annuitant as well as the spouse under the joint life option must be under age 86 (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other Living Benefit rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE (Reg. TM) Advantage. You must wait at least 12 months after terminating your Living Benefit rider or any other Living Benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage for more information. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage
2.0 available to new purchasers.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will be subject to additional Investment Requirements over and above those for Lincoln Lifetime IncomeSM Advantage 2.0, as set forth in the Investment Requirements section of this prospectus. In addition, the fixed account is not available except for use with dollar cost averaging. See the Investment Requirements for more information.

If the rider is elected at contract issue, then the rider will be effective on the contract's effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.


Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage 2.0 will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.


Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.


Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.

5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the Lincoln Lifetime IncomeSM Advantage 2.0 charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must still be living and be under age 86.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.



The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):


Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.


You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.

If during the first 10 Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the 10th Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.


If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the 10th Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional Purchase Payment made during that Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a. the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and

   b. the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including Premium Based Charges and/or surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.


Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.


If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. As stated above, if you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the Lincoln Lifetime IncomeSM Advantage
2.0 charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):





                                                                                        Potential
                                            Contract   Income Base with                 for Charge
                                              Value     5% Enhancement    Income Base   to Change
                                           ---------- ------------------ ------------- -----------
      Initial Purchase Payment $50,000 .    $50,000          N/A            $50,000        N/A
      1st Benefit Year anniversary........  $54,000         $52,500         $54,000        Yes
      2nd Benefit Year anniversary........  $53,900         $56,700         $56,700        No
      3rd Benefit Year anniversary........  $56,000         $59,535         $59,535        No
      4th Benefit Year anniversary........  $64,000         $62,512         $64,000        Yes



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day to elect either i4LIFE (Reg. TM) Advantage or the Guaranteed Annual Income Amount Annuity Payout Option set forth above. At that time, you must elect i4LIFE (Reg. TM) Advantage or the Guaranteed Annual Income Amount Annuity Payout option to continue receiving Guaranteed Annual Income payments for life. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.


The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse's age (joint life option) at the time of the withdrawal. For example, if you purchase the Lincoln Lifetime IncomeSM Advantage 2.0 rider at age 60 (single life option), your Guaranteed Annual Income percentage is 4%. If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.


Guaranteed Annual Income Percentages by Ages for rider elections on or after
                                 May 20, 2013:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                 55 - under 591/2                 3.50%
     591/2 - 64                   4.00%                    591/2 - 64                    4.00%
         65+                      5.00%                     65 - 74                      4.50%
                                                              75+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.00%                 55 - under 591/2                 3.00%
     591/2 - 64                   3.50%                    591/2 - 64                    3.50%
       65 - 69                    4.50%                     65 - 69                      4.00%
         70+                      5.00%                       70+                        4.50%




Guaranteed Annual Income Percentages by Ages for rider elections on or after
                  December 3, 2012 but prior to May 20, 2013:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%

 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
             65+                            5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.50%
             70+                            5.00%



*If joint life option is in effect, the younger of you and your spouse's age applies.

Guaranteed Annual Income Percentage by Ages for rider elections on or after
                 July 16, 2012, but prior to December 3, 2012:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds






                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                     55 - 64                      3.50%
     591/2 - 64                   4.00%                     65 - 69                      4.50%
       65 - 69                    4.50%                       70+                        5.00%
         70+                      5.00%




Guaranteed Annual Income Percentages by Ages for rider elections prior to July
                                   16, 2012:


                    Lincoln Lifetime IncomeSM Advantage 2.0





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%




If your Contract Value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse's life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income

Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Premium Based Charge deductions and surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.

The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 (4% Guaranteed Annual Income percentage for single life option) on the rider's effective date, and makes an initial Purchase Payment of $200,000 into the contract:





    Contract Value on the rider's effective date....................    $200,000
    Income Base on the rider's effective date.......................    $200,000
    Initial Guaranteed Annual Income amount on the rider's effective
    date ($200,000 x 4%) .                                              $  8,000
    Contract Value six months after rider's effective date..........    $210,000
    Income Base six months after rider's effective date.............    $200,000
    Withdrawal six months after rider's effective date when
    Contractowner is still age 60...................................    $  8,000
    Contract Value after withdrawal ($210,000 - $8,000) .               $202,000
    Income Base after withdrawal ($200,000 - $0) .                      $200,000
    Contract Value on first Benefit Year anniversary................    $205,000
    Income Base on first Benefit Year anniversary...................    $205,000
    Guaranteed Annual Income amount on first Benefit Year
    anniversary ($205,000 x 4%) .                                       $  8,200



Since there was a withdrawal during the first year the 5% Enhancement is not available but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider's effective date the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.

After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.


5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.


Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person).


When an Excess Withdrawal occurs:


   1. The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and


   2. The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).


We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value. The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.


Prior to Excess Withdrawal:

Contract Value = $60,000

Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000) After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract Value = $56,600 ($60,000 - $3,400)

Income Base = $85,000


The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 - $56,600)

Contract Value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 -
$12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:


Contract Value = $43,000

Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)


In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Premium Based Charge deductions and surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to Premium Based Charge deductions and/or surrender charges unless one of the waivers of the Premium Based Charge deductions upon withdrawals and/or surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to deductions of the Premium Based Charge and surrender charges. See the Premium Based Charge and Surrender Charge sections under Charges and Other Deductions for more information.

Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's automatic withdrawal service is used to calculate and pay the RMD;


     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to Premium Based Charge deductions or surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.


Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contracts) or the age 95 (nonqualified contracts) and have not elected i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4), you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds who own their riders through the 5th Benefit Year anniversary have until age 85 (qualified contracts) or age 99 (nonqualified contracts) to elect the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit or the EGMDB. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).

The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE (Reg.
TM) Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE (Reg. TM) Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.


Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.


Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:

 o on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable); or

 o upon the death under the single life option or the death of the surviving spouse under the joint life option;

 o when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;

 o upon surrender of the contract;
 o upon termination of the underlying annuity contract;

 o for qualified contracts, on the final day of the Contractowner's eligibility to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version
   4) or the Guaranteed Annual Income Amount Annuity Payout Option; or
 o for nonqualified contracts, on the final day of the Contractowner's eligibility to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) or the Guaranteed Annual Income Amount Annuity Payout Option.

The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can re-elect any Living Benefit rider or any other living benefits we may offer in the future.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE (Reg. TM) Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE (Reg. TM) Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and elect i4LIFE (Reg.
TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale as long as the election occurs prior to the Annuity Commencement Date. Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. If the decision to drop Lincoln Lifetime IncomeSM Advantage 2.0 is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE (Reg. TM) Advantage to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). If the decision to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is made because it is the last day of the Contractowner's eligibility to elect i4LIFE (Reg. TM) Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.

If you choose to drop Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) single life option. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) joint life option. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg. TM) Advantage. These requirements are specifically listed in the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.

For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage
2.0. You should consider electing i4LIFE (Reg. TM) Advantage when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE (Reg. TM) Advantage rider are treated as "amounts received as an annuity" under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage
2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.

The initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. This charge is in addition to the mortality and expense risk and administrative charge for your base contract Death Benefit option. The charge is calculated based upon the greater of the value of the Income Base or Contract Value as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE (Reg. TM) Advantage Account Value on a quarterly basis with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider's effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts - Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
   a) Contract Value $80,000
   b) Sum of Purchase Payments $100,000
     c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
   a) $80,000 - $9,000 = $71,000 (Reduction $9,000)
   b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

   ($95,000 - $5,067 = $89,932 [$95,000 times ($4,000/$75,000) = $5,067]
   Proportional reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].
   The entire $9,000 withdrawal reduced the Death Benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.



Lincoln SmartSecurity (Reg. TM) Advantage


Lincoln SmartSecurity (Reg. TM) Advantage is a rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below.

Beginning May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage rider will no longer be available for purchase.

With Lincoln SmartSecurity (Reg. TM) Advantage, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With Lincoln SmartSecurity (Reg. TM) Advantage, the Contractowner can also initiate additional 10-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With Lincoln SmartSecurity (Reg. TM) Advantage single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.

By purchasing this rider, you will be limited in how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage 2.0, which provides minimum guaranteed, periodic withdrawals for life.

If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Servicing Office), the rider will be effective on the next Valuation Date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial Purchase Payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit riders of all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse, if joint owner, are the Annuitant).

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under Lincoln SmartSecurity (Reg. TM) Advantage, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if:

     a. the Contractowner or joint owner is still living; and

   b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including Premium Based Charges and/or surrender charges), the Rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.

After the 10th Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

     a. each Contractowner and Annuitant is under age 81; and

     b. the Contractowner or joint owner is still living.


If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.


Following is an example of how the step-ups work in Lincoln SmartSecurity (Reg.
TM) Advantage, (assuming no withdrawals or additional Purchase Payments):





                                              Contract   Guaranteed
                                                Value      Amount
                                             ---------- -----------
      Initial Purchase Payment $50,000......  $50,000     $50,000
      1st Benefit Year anniversary..........  $54,000     $54,000
      2nd Benefit Year anniversary..........  $53,900     $54,000
      3rd Benefit Year anniversary..........  $57,000     $57,000



Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.

Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is 5% of the Guaranteed Amount.


If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount is $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:


     a. the Maximum Annual Withdrawal amount immediately prior to the step-up;
or

     b. 5% of the new (stepped-up) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.


Withdrawals within the Maximum Annual Withdrawal Amount are not subject to Premium Based Charge deductions or surrender charges. Withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:

  o the Contract Value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 5% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or

   o 5% of the Contract Value immediately following the withdrawal; or

  o the new Guaranteed Amount.

The following example demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650


The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).


     The Maximum Annual Withdrawal amount was reduced to the least of:
     1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or

     2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or

     3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to a Premium Based Charge deduction and surrender charges (to the extent that total withdrawals exceed the Premium Based Charge Free Amount and/or the free amount of withdrawals allowed during a Contract Year).

Lifetime Withdrawals. Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:


     1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and

     2) An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:


1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the Contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and


c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.


As an example of these two situations, if you purchased Lincoln SmartSecurity (Reg. TM) Advantage single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.


The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.


Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 5% Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life under Lincoln SmartSecurity (Reg. TM) Advantage single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age
81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.

Upon the first death under Lincoln SmartSecurity (Reg. TM) Advantage joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:


     1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and

     2) if the cost of the single life option is less than the cost of the joint life option.


If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups will apply to the spouse as the new Contractowner.

If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under Lincoln SmartSecurity (Reg. TM) Advantage will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the Death Benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:

 o on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;

 o if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can purchase Lincoln Lifetime IncomeSM Advantage 2.0 or any other Living Benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect for new purchasers of i4LIFE (Reg. TM) Advantage at the time of the i4LIFE (Reg. TM) Advantage election. i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is not available for purchasers of Lincoln SmartSecurity (Reg.
TM) Advantage. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for an additional charge. See Charges and Other Deductions - Rider Charges - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE (Reg. TM) Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg.
TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE (Reg. TM) Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a Contract Value of at least $50,000, and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected, by sending a written request to our Servicing Office. When you elect i4LIFE (Reg.
TM) Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on non-qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage, the Death Benefit option that you had previously elected will become the Death Benefit election under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE (Reg. TM) Advantage must choose the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE (Reg. TM) Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.



We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for non-qualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.


Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.

Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.


If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, or 5% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes can only be made on Periodic Income Commencement Date anniversaries.

For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.

The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value, less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
 o the age and sex of the Annuitant and Secondary Life, if applicable;

 o the length of the Access Period selected;
 o the frequency of the Regular Income Payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.


The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.

The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.


Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be reduced in the same proportion that withdrawals reduce the Account Value.


For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment.

For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
 o the age and sex of the Annuitant and Secondary Life (if living);

 o the frequency of the Regular Income Payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.


The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.

Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.



i4LIFE (Reg. TM) Advantage Death Benefits


i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.


i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.


The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
 o the Account Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
  o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
  o all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (Premium Based Charges and surrender charges for example) and premium taxes, if any.


The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:






    i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit...    $200,000
    Total i4LIFE (Reg. TM) Regular Income Payment.....................    $ 25,000
    Additional Withdrawal.............................................    $ 15,000   ($15,000/$150,000=10% withdrawal)
    Account Value at the time of Additional Withdrawal................    $150,000



     Death Benefit Value after i4LIFE (Reg. TM) Regular Income Payment = $200,000 - $25,000 = $175,000
     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Servicing Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death benefit.


i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

 o the Account Value as of the Valuation Date on which we approve the payment of the claim; or
 o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
  o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
  o all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
 o the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.

When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE (Reg. TM) Advantage, we will look at the Contract Value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (Premium Based Charges and surrender charges for example) and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Servicing Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the Account Value.

For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse Beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:


     1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

     2. written authorization for payment; and

     3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.



Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature available for purchase that provides a higher Guaranteed Income Benefit percentage if you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. You will be subject to Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds for the entire time you own this rider. Failure to comply with the Investment Requirements will result in the termination of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). See i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit - Termination for more information. All of the other terms and conditions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage (withdrawal benefit rider) or Lincoln Lifetime IncomeSM Advantage 2.0 (income benefit rider) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (annuity payout rider).


Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts - Investment Requirements.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a Contractowner with Lincoln Lifetime IncomeSM Advantage 2.0 (including Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds) who decides to drop Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage 2.0 rider.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE (Reg. TM) Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit at the time you purchase i4LIFE (Reg. TM) Advantage by indicating that you do not want the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE (Reg. TM) Advantage. If you intend to use the Guaranteed Amount from the Lincoln SmartSecurity (Reg. TM) Advantage rider or the Income Base from the Lincoln Lifetime IncomeSM Advantage
2.0 rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Provisions for an example.


Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version
4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable tables below. Lincoln SmartSecurity (Reg. TM) Advantage purchasers use the date of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is not available to Lincoln SmartSecurity (Reg. TM) Advantage purchasers.)


 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds elections or for purchasers of Lincoln Lifetime IncomeSM
Advantage 2.0 Protected Funds on or after May 20,
                                    2013.





              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                                                            Age
                         Percentage of Account      (younger of you and      Percentage of Account
         Age             Value or Income Base*       your spouse's age)      Value or Income Base*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.50%                  Under age 40                 2.50%
       40 - 54                  3.00%                    40 - 54                    3.00%
  55 - under 591/2              3.50%                55 - under 591/2               3.50%
     591/2 - 64                 4.00%                   591/2 - 69                  4.00%
       65 - 69                  4.50%                    70 - 74                    4.50%
       70 - 79                  5.00%                    75 - 79                    5.00%
         80+                    5.50%                      80+                      5.50%



* Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections or for purchasers


     of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.





              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                         Percentage of Account              Age              Percentage of Account
                         Value, Income Base or      (younger of you and      Value, Income Base or
         Age               Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.00%                  Under age 40                 2.00%
       40 - 54                  2.50%                    40 - 54                    2.50%
  55 - under 591/2              3.00%                55 - under 591/2               3.00%
     591/2 - 64                 3.50%                   591/2 - 69                  3.50%

          Single Life Option                             Joint Life Option
--------------------------------------    -----------------------------------------------
                Percentage of Account              Age              Percentage of Account
                Value, Income Base or      (younger of you and      Value, Income Base or
    Age           Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
-----------    -----------------------    ---------------------    ----------------------
  65 - 69              4.00%                    70 - 74                    4.00%
  70 - 74              4.50%                      75+                      4.50%
    75+                5.00%



* Purchasers of Lincoln SmartSecurity (Reg. TM) Advantage(regardless of the effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds elections or for purchasers of Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds between July 16, 2012 and May 19, 2013.






 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                         Percentage of
                                         Account Value
             Age                       or Income Base**
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.



i4LIFE (Reg. TM) Advantage elections or for purchasers of Lincoln Lifetime
                IncomeSM Advantage 2.0 prior to May 19, 2013.






 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                      Guaranteed Amount**
-----------------------------    ----------------------------
         Under age 40                       2.00%
           40 - 54                          2.50%
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.00%
           70 - 74                          4.50%
             75+                            5.00%




* If joint life option is in effect, the younger of you and your spouse's age applies

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.




If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value). This payment will be made from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:




    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190



The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For non-qualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 65-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 65-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE (Reg. TM) Advantage Elections on or after May 20, 2013 table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts - i4LIFE (Reg. TM) Advantage - Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.






8/1/2013 Amount of initial Regular Income Payment.............................  $  4,801
8/1/2013 Account Value at election of Guaranteed Income Benefit (version 4)...  $100,000
8/1/2013 Initial Guaranteed Income Benefit (4% times $100,000 Account Value) .  $  4,000
8/1/2014 Recalculated Regular Income Payment..................................  $  6,000
8/1/2014 Guaranteed Income Benefit after step-up (75% of $6,000) .              $  4,500



The Contractowner's Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.


At the time of a step-up of the Guaranteed Income Benefit the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes certain guarantees in Living Benefit riders relating to the election of the Guaranteed Income Benefit.


Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider's effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. If the Contractowner drops Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) on the last day the Contractowner is eligible to purchase i4LIFE (Reg. TM) Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts.

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds who wait until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.

Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners who purchased Lincoln SmartSecurity (Reg. TM) Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner's age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable) , at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE (Reg. TM) Advantage Elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner's age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE (Reg.
TM) Advantage Elections on or after May 20, 2013 table above. The example assumes an annual payment mode has been elected.






           Account Value (equals Contract Value on date i4LIFE (Reg. TM) Advantage
    with Guaranteed Income Benefit (version 4) is elected)........................    $100,000
           Guaranteed Amount/Income Base on date i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit (version 4) is elected:.............................    $140,000
           Amount of initial Regular Income Payment...............................    $  5,411   per year
           Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed
    Amount/Income Base which is greater than $100,000 Account
    Value)........................................................................    $  6,300


Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.

  o The minimum Access Period required for Guaranteed Income Benefit (version
     4) is the longer of 20 years or the difference between your age (nearest birthday) and age 100 (age 90 for purchasers of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit prior to May 21, 2012). The minimum Access Period required for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements apply if you use the greater of the Account Value or Income Base (less amounts paid since the last Automatic Step-up) under Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds to calculate the Guaranteed Income Benefit as set forth below:

                                  Minimum Access Period
                                            Elections of i4LIFE (Reg. TM) Advantage prior
                                                 to the 5th Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0                             between your age and age 100
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 Protected Funds             between your age and age 90




                                            Elections of i4LIFE (Reg. TM) Advantage on and
                                                after the 5th Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0                             between your age and age 95
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 15 years or the difference
 Advantage 2.0 Protected Funds             between your age and age 85




  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced, but the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will not be affected. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will terminate.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:

  o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
  o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or

  o upon written notice to us; or
  o assignment of the contract; or
  o failure to comply with Investment Requirements.


A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. However if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE (Reg. TM) Advantage election. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage Regular Income Payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) is available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts. The Contractowner must be under age 95 for nonqualified contracts and under age 80 for qualified contracts at the time this rider is elected.


Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable Premium Based Charges and/or surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.

The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:




        i4LIFE (Reg. TM) Regular Income Payment before Withdrawal.....    $  1,200
        Guaranteed Income Benefit before Withdrawal...................    $    900
        Account Value at time of Additional Withdrawal................    $150,000
        Additional Withdrawal.........................................    $ 15,000   (a 10% withdrawal)


     Reduction in i4LIFE (Reg. TM) Regular Income Payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income Payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable Premium Based Charges and/or surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage Death Benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit) or Account Value Death Benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.


For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


Annuity Payouts


When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 may elect the Guaranteed Annual Income Amount Annuity Payout option.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.

You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.



Annuity Options


The annuity options outlined below do not apply to Contractowners who have elected i4LIFE (Reg. TM) Advantage, the Guaranteed Amount Annuity Payout option or the Guaranteed Annual Income Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.



General Information


Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days notice before the date on which you want payouts to begin. Annuity payouts may not commence within twelve months after the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts


Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less applicable premium taxes;

 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then


2. Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3. Calculate the value of the Annuity Units each period thereafter.

Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.



Fixed Side of the Contract


Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.


In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.


Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.



Small Contract Surrenders

We may surrender your contract, in accordance with New York law if:

 o your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for three (3) full, consecutive Contract Years; and

 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or

 o when the SEC so orders to protect Contractowners.


Payment of contract proceeds from the fixed account may be delayed for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.



Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).

Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. While this contract is only sold by a limited number of broker-dealers, we do make payments to other broker-dealers for the sale of other contracts. The Principal Underwriter has entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of annuitized value and/or ongoing annual compensation of up to 0.40% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers. Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2010 is contained in the SAI.


Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of Purchase Payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to Contractowners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-800-942-5500.

Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings

Under the Code, you are generally not subject to tax on any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the Code must treat the contract as owned by an individual).

 o The investments of the VAA must be "adequately diversified" in accordance with Treasury regulations.

 o Your right to choose particular investments for a contract must be limited.

 o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.



Contracts Not Owned By An Individual


If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:

 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;

 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;

 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered "adequately diversified."



Restrictions


The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code, you as the owner of the assets of the VAA.

Loss Of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner's spouse at the time first covered by the contract.



Age At Which Annuity Payouts Begin


The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's Purchase Payments, Bonus Credits, Persistency Credits and earnings. If Annuity Payouts under the contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the contract will not be treated as an annuity for purposes of the Code. In that event, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.



Tax Treatment Of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.



Taxation Of Withdrawals And Surrenders


You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.



Taxation Of Annuity Payouts, Including Regular Income Payments


The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.



Taxation Of Death Benefits


We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.


Death prior to the Annuity Commencement Date:

 o If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
 o If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.


Death after the Annuity Commencement Date:

 o If Death Benefits are received in accordance with the existing annuity payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the annuity payout prior to the death of the Contractowner.
 o If death benefits are received in accordance with the existing annuity payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the death benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All annuity payouts in excess of the Purchase Payments not previously received are includible in income.
 o If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.

Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts


The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:

 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the Code),
 o you receive from an immediate annuity,

 o a Beneficiary receives on or after your death, or

 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Unearned Income Medicare Contribution


Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code "D" in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.



Special Rules If You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and Assignments


Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.



Gifting A Contract


If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your Contract's Value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the contract would then be increased to reflect the amount included in income.



Charges for Additional Benefits


Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.



Qualified Retirement Plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.



Types of Qualified Contracts and Terms of Contracts


Qualified retirement plans may include the following:

 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)

 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)



Discontinuance of Use with Qualified Retirement Plans

Beginning September 24, 2007, our individual variable annuity products are no longer available for purchase under a 403(b) plan. Beginning July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Beginning January 1, 2012, our individual variable annuity products are no longer available for use in connection with all other qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA and Roth IRA arrangements.

We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code's requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant's specific circumstances (e.g., the participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 701/2 or retire, if later as described below.
 o Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.



Tax Treatment of Payments


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.




Required Minimum Distributions


Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.


Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the Code)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.



Unearned Income Medicare Contribution


Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.



Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.



Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.


Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.



Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.


IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.



State Regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.


Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period.

Contents of the Statement of Additional Information (SAI) for Lincoln Life & Annuity Variable Annuity Account H


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                        American Legacy (Reg. TM) Fusion
               Lincoln Life & Annuity Variable Annuity Account H










   .
Please send me a free copy of the current Statement of Additional Information for Lincoln Life & Annuity Variable Annuity Account H American Legacy (Reg. TM) Fusion.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City --------------------------------------------------- State ---------
Zip ---------


Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.^

Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.





                                                                with EGMDB                   with GOP
                                                    ---------------------------------- --------------------
                                                     Accumulation Unit                  Accumulation Unit
                                                           value                              value
                                                    --------------------               --------------------
                                                                           Number of
                                                     Beginning   End of   Accumulation  Beginning   End of
                                                     of period   period      Units      of period   period
                                                    ----------- -------- ------------- ----------- --------
American Funds Asset Allocation
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Blue Chip Income and Growth
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Bond
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Cash Management
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Global Balanced(SM)
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Global Bond
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Global Discovery
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Global Growth and Income
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Global Growth
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Global Small Capitalization
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Growth
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Growth-Income
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds High-Income Bond
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds International Growth and Income(SM)
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds International
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Mortgage(SM)
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds New World (Reg. TM)
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds Protected Asset Allocation
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
American Funds U.S. Government/AAA-Rated Securities
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
LVIP American Balanced Allocation
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
LVIP American Growth Allocation
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
LVIP American Income Allocation
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------
LVIP American Preservation
2012  .                                             N/A           N/A         N/A         N/A        N/A
--------------------------------------------------- ----------- -------- ------------- ----------- --------



                                                      with GOP        Acct Value DB
                                                    ------------- ----------------------
                                                                   Accumulation Unit
                                                                         value
                                                      Number of   --------------------   Number of
                                                     Accumulation  Beginning   End of   Accumulation
                                                        Units      of period   period      Units
                                                    ------------- ----------- -------- -------------
American Funds Asset Allocation
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Blue Chip Income and Growth
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Bond
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Cash Management
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Global Balanced(SM)
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Global Bond
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Global Discovery
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Global Growth and Income
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Global Growth
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Global Small Capitalization
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Growth
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Growth-Income
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds High-Income Bond
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds International Growth and Income(SM)
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds International
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Mortgage(SM)
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds New World (Reg. TM)
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds Protected Asset Allocation
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
American Funds U.S. Government/AAA-Rated Securities
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
LVIP American Balanced Allocation
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
LVIP American Growth Allocation
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
LVIP American Income Allocation
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------
LVIP American Preservation
2012  .                                                  N/A         N/A        N/A         N/A
--------------------------------------------------- ------------- ----------- -------- -------------

                with EGMDB                          with GOP                        Acct Value DB
    ---------------------------------- ---------------------------------- ----------------------------------
     Accumulation Unit                  Accumulation Unit                  Accumulation Unit
           value                              value                              value
    --------------------   Number of   --------------------   Number of   --------------------   Number of
     Beginning   End of   Accumulation  Beginning   End of   Accumulation  Beginning   End of   Accumulation
     of period   period      Units      of period   period      Units      of period   period      Units
    ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
LVIP Protected American Balanced Allocation
20129.976       10.183        1*         9.818     10.203        79          N/A        N/A         N/A
--- -----       ------   -------------   -----     ------        --       ----------- -------- -------------
LVIP Protected American Growth Allocation
20129.965       10.246        1*         9.819     10.266        53          N/A        N/A         N/A
--- -----       ------   -------------   -----     ------        --       ----------- -------- -------------




* The numbers of accumulation units less than 500 were rounded up to one.

American Legacy (Reg. TM) Fusion
Lincoln Life & Annuity Variable Annuity Account H
(Registrant)

Lincoln Life & Annuity Company of New York  (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the American Legacy (Reg. TM) Fusion prospectus of Lincoln Life & Annuity Variable Annuity Account H dated May 1, 2013. You may obtain a copy of the American Legacy (Reg. TM) Fusion prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500.




Table of Contents





Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Annuity Payouts                                 B-2
Examples of Regular Income Payment
Calculations                                    B-3


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-4
Capital Markets                                 B-4
Advertising & Ratings                           B-4
Additional Services                             B-5
Other Information                               B-5
Financial Statements                            B-5


This SAI is not a prospectus.

The date of this SAI is May 1, 2013.

Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life & Annuity Variable Annuity Account H as of December 31, 2012 and for the year then ended and the statement of changes in net assets in the year ended December 31, 2011; and b) our financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.



Principal Underwriter

Lincoln Financial Distributors, Inc., ("LFD"), an affiliate of Lincoln New York, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $7,517,425, $8,262,237 and $9,027,299 to LFN and Selling Firms in 2010, 2011 and 2012, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender chargemay be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and

 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on an Individual Annuity Mortality Table on file with the New York Superintendent of Insurance, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at an arbitrary dollar amount. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The change in the accumulation unit value of the subaccount from one valuation period to the next, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.

         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               20-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,566.86              $9,974.48

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,510.17 with the 20-year access period and $8,977.03 with the 30-year access period.

At the end of the 20-year Access Period, the remaining Account Value of $110,977.41 (assuming no withdrawals) will be used to continue the $10,566.86 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $66,884.77 (assuming no withdrawals) will be used to continue the $9,974.48 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.


Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is positive for Moody's and stable for A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.

Additional Services

Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 financial statements of Lincoln New York appear on the following pages.

                            LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                             LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                        FINANCIAL STATEMENTS
                                    DECEMBER 31, 2012 AND 2011

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2012 and 2011, and the related statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, effective January 1, 2012 and retrospectively applied to all periods presented, the Company changed its method of accounting for costs relating to the acquisition of insurance contracts.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 2, 2013

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)





                                                                                                     AS OF DECEMBER 31,
                                                                                                  -------------------------
                                                                                                    2012           2011
                                                                                                  -----------   -----------
ASSETS
Investments:
    Available-for-sale securities, at fair value:
      Fixed maturity securities (amortized cost: 2012 - $6,708; 2011 - $6,660)                    $   7,580     $   7,288
      Equity securities (cost: 2012 - $2; 2011 - $2)                                                      3             3
    Mortgage loans on real estate                                                                       423           264
    Policy loans                                                                                        399           419
    Other investments                                                                                     -             1
                                                                                                    ---------     ---------
        Total investments                                                                             8,405         7,975
Cash and invested cash                                                                                   54            17
Deferred acquisition costs and value of business acquired                                               452           521
Premiums and fees receivable                                                                              1             5
Accrued investment income                                                                                99            97
Reinsurance recoverables                                                                                536           564
Reinsurance related embedded derivatives                                                                  9            13
Goodwill                                                                                                 60            60
Other assets                                                                                            114            92
Separate account assets                                                                               3,195         2,677
                                                                                                  -----------   -----------
           Total assets                                                                           $  12,925     $  12,021
                                                                                                  ===========   ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                          $   1,723     $   1,676
Other contract holder funds                                                                           5,407         5,333
Other liabilities                                                                                       511           422
Separate account liabilities                                                                          3,195         2,677
                                                                                                  -----------   -----------
          Total liabilities                                                                          10,836        10,108
                                                                                                  -----------   -----------

CONTINGENCIES AND COMMITMENTS (SEE NOTE 10)

STOCKHOLDER'S EQUITY
Common stock - 132,000 shares authorized, issued and outstanding                                        941           941
Retained earnings                                                                                       816           722
Accumulated other comprehensive income (loss)                                                           332           250
                                                                                                  -----------   -----------
          Total stockholder's equity                                                                  2,089         1,913
                                                                                                  -----------   -----------
           Total liabilities and stockholder's equity                                             $  12,925     $  12,021
                                                                                                  ===========   ===========


           See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011          2010
                                                                                       ----------    ----------    -----------
REVENUES
Insurance premiums                                                                     $    139      $    128       $    127
Insurance fees                                                                              275           265            259
Net investment income                                                                       421           417            418
Realized gain (loss):
    Total other-than-temporary impairment losses on securities                              (22)          (26)           (23)
    Portion of loss recognized in other comprehensive income                                 10             7              6
                                                                                       ----------    ----------     ----------
      Net other-than-temporary impairment losses on securities recognized in earnings       (12)          (19)           (17)
      Realized gain (loss), excluding other-than-temporary impairment losses on
      securities                                                                             (7)           (8)            (1)
                                                                                       ----------    ----------     ----------
       Total realized gain (loss)                                                           (19)          (27)           (18)
                                                                                       ----------    ----------     ----------
    Total revenues                                                                          816           783            786
                                                                                       ----------    ----------     ----------
EXPENSES
Interest credited                                                                           207           207            207
Benefits                                                                                    265           274            254
Commissions and other expenses                                                              191           206            161
Impairment of intangibles                                                                     -           102              -
                                                                                       ----------    ----------     ----------
    Total expenses                                                                          663           789            622
                                                                                       ----------    ----------     ----------
      Income (loss) before taxes                                                            153            (6)           164
      Federal income tax expense (benefit)                                                   59            29             53
                                                                                       ----------    ----------     ----------
       Net income (loss)                                                                     94           (35)           111
       Other comprehensive income (loss), net of tax:
         Unrealized gain (loss) on available-for-sale securities                             83           186             91
         Unrealized other-than-temporary impairment on available-for-sale securities         (1)            2              1
                                                                                       ----------    ----------     ----------
          Total other comprehensive income (loss), net of tax                                82           188             92
                                                                                       ----------    ----------     ----------
            Comprehensive income (loss)                                                $    176      $    153       $    203
                                                                                       ==========    ==========     ==========


           See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)




                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
COMMON STOCK
Balance as of beginning-of-year                                                        $     941     $     940      $     940
Stock compensation issued for benefit plans                                                    -             1              -
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                                941           941            940
                                                                                       -----------   -----------    -----------

RETAINED EARNINGS
Balance as of beginning-of-year                                                              722           830            846
Cumulative effect from adoption of new accounting standards                                    -             -            (47)
Net income (loss)                                                                             94           (35)           111
Dividends declared                                                                             -           (73)           (80)
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                                816           722            830
                                                                                       -----------   -----------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                              250            62            (30)
Other comprehensive income (loss), net of tax                                                 82           188             92
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                                332           250             62
                                                                                       -----------   -----------    -----------
      Total stockholder's equity as of end-of-year                                     $   2,089     $   1,913      $   1,832
                                                                                       ===========   ===========    ===========


           See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS
(IN MILLIONS)




                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------

                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                      $     94      $     (35)     $    111
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of
    amortization                                                                             21             66            31
    Change in premiums and fees receivable                                                    4              -             -
    Change in accrued investment income                                                      (2)            (4)           (1)
    Change in future contract benefits and other contract holder funds                     (178)           (75)          (84)
    Change in reinsurance related assets and liabilities                                     32            (79)           25
    Change in federal income tax accruals                                                    51             12            39
    Realized (gain) loss                                                                     19             27            18
    Impairment of intangibles                                                                 -            102             -
    Other                                                                                   (13)            43           (19)
                                                                                       ----------    -----------    ----------
      Net cash provided by (used in) operating activities                                    28             57           120
                                                                                       ----------    -----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                 (664)          (857)         (920)
Sales of available-for-sale securities                                                       38            100           210
Maturities of available-for-sale securities                                                 567            500           451
Purchases of other investments                                                             (335)          (132)         (119)
Sales or maturities of other investments                                                    197            105           135
                                                                                       ----------    -----------    ----------
      Net cash provided by (used in) investing activities                                  (197)          (284)         (243)
                                                                                       ----------    -----------    ----------

CASH FLOWS FROM FINANCING ACTIVITIES
Deposits of fixed account values, including the fixed portion of variable                   611            620           583
Withdrawals of fixed account values, including the fixed portion of variable               (311)          (284)         (346)
Transfers to and from separate accounts, net                                                (94)           (68)          (51)
Common stock issued for benefit plans and excess tax benefits                                 -              1             -
Dividends paid                                                                                -            (73)          (80)
                                                                                       ----------    -----------    ----------
      Net cash provided by (used in) financing activities                                   206            196           106
                                                                                       ----------    -----------    ----------
Net increase (decrease) in cash and invested cash                                            37            (31)          (17)
Cash and invested cash, as of beginning-of-year                                              17             48            65
                                                                                       ----------    -----------    ----------
    Cash and invested cash, as of end-of-year                                          $     54      $      17      $     48
                                                                                       ==========    ===========    ==========


           See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS



1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Lincoln Life & Annuity Company of New York ("LLANY" or the "Company," which also may be referred to as "we," "our" or "us") a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Ultimate Parent"), and formerly referred to as Jefferson-Pilot LifeAmerica Insurance Company ("JPLA"), is domiciled in the state of New York. LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability). These products are marketed primarily through personal producing general agents and brokers throughout the U.S. LLANY is licensed and sells its products throughout the United States of America and several U.S. territories. See Note 19 for additional information.

BASIS OF PRESENTATION

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial position, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

o Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
o Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
o Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES - FAIR VALUATION METHODOLOGIES AND ASSOCIATED
INPUTS

Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

o Corporate bonds and U.S. Government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. Government bonds.
o Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment informationand monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS") and collateralized debt obligations ("CDOs").
o State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
o Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities, including banking, insurance, other financial services and other securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS SECURITIES - EVALUATION FOR RECOVERY OF AMORTIZED COST

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

o  The estimated range and average period until recovery;
o  The estimated range and average holding period to maturity;
o  Remaining payment terms of the security;
o  Current delinquencies and nonperforming assets of underlying collateral;
o  Expected future default rates;

o Collateral value by vintage, geographic region, industry concentration or property type;
o Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
o  Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

o  The current economic environment and market conditions;
o  Our business strategy and current business plans;
o The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
o Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
o The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
o  The capital risk limits approved by management; and
o  Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

o  Historical and implied volatility of the security;
o Length of time and extent to which the fair value has been less than amortized cost;
o Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
o  Failure, if any, of the issuer of the security to make scheduled payments;
   and
o Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

o Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
o  Fundamentals of the industry in which the issuer operates;
o Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
o Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
o  Expectations regarding defaults and recovery rates;
o  Changes to the rating of the security by a rating agency; and
o Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

o Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
o Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
o Susceptibility to fair value fluctuations for changes in the interest rate environment;
o Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
o Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
o Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
o  Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default.
Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

DERIVATIVE INSTRUMENTS

We have certain variable annuity products with guaranteed withdrawal benefits ("GWB") and guaranteed income benefits ("GIB") features that are embedded derivatives. These derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value. The change in fair value of the embedded derivatives flows through net income as realized gain
(loss) on our Statements of Comprehensive Income (Loss)

CASH AND CASH EQUIVALENTS

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of UL insurance, VUL insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss). DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within insurance fees on our Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years and 30 years, respectively, based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over periods of 7 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE

We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of modified coinsurance ("Modco") agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events, including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator or unanticipated competition, would cause us to review the carrying amounts of goodwill for impairment. We perform a two-step test in our evaluation of the carrying value of goodwill for impairment, although we do have the option to first assess qualitative factors to determine if it is necessary to complete the two-step goodwill impairment test. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value is deemed to be sufficient and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist and Step 2 is required to be performed. In Step 2, the implied fair value of the reporting unit's goodwill is determined by assigning the reporting unit's fair value as determined in Step 1 to all of its net assets (recognized and unrecognized) as if the reporting unit had been acquired in a business combination at the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value, and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet dates and other prepaid expenses. Other liabilities consist primarily of current and deferred taxes, employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet dates, and other accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our

Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit ("GLB") feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GWB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. In our calculation, risk-neutral Monte-Carlo simulations resulting in over 38 million scenarios are utilized to value the entire block of guarantees. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review: overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2012 and 2011, participating policies comprised approximately 4% of the face amount of insurance in force, and dividend expenses were $21 million, $24 million and $27 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Future contract benefits on our Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these items in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

The fair value of our indexed annuity contracts is based on their approximate surrender values.

COMMITMENTS AND CONTINGENCIES

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

INSURANCE FEES

Insurance fees for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within insurance fees on our Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CDOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

REALIZED GAIN (LOSS)

Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, and net gains and losses on reinsurance embedded derivatives. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

INTEREST CREDITED

Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in the general account during 2010 through 2012 ranged from 3.00% to 9.00%.

BENEFITS

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits and annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Our employees participate in the pension and post-retirement benefit plans that are sponsored by LNC and LNL. Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

STOCK-BASED COMPENSATION

In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves our stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified within other liabilities on our Balance Sheets and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

INCOME TAXES

We have elected to file consolidated federal income tax returns with LNC and its subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required to reduce the deferred tax asset to an amount that we expect, more likely than not, will be realized.

2. NEW ACCOUNTING STANDARDS

ADOPTION OF NEW ACCOUNTING STANDARDS

COMPREHENSIVE INCOME TOPIC

In June 2011, the FASB issued (ASU) No. 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"), with an objective of increasing the prominence of items reported in other comprehensive income ("OCI"). The amendments in ASU 2011-05 provided entities with the option to present the total of comprehensive income, the components of net income and the components of OCI in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB deferred certain requirements in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated OCI by issuing ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." The FASB reconsidered these presentation requirements based on input from financial statements users and preparers. The deferral did not affect the adoption of the other requirements in ASU 2011-05. We adopted the remaining provisions of ASU 2011-05 as of January 1, 2012, and have included a single continuous statement of comprehensive income.

FAIR VALUE MEASUREMENTS AND DISCLOSURES TOPIC

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards" ("ASU 2011-04"), which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The amendments include wording changes to GAAP in order to clarify the FASB's intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements. There were no additional fair value measurements required upon the adoption of ASU 2011-04. We adopted the provisions of ASU 2011-04 effective January 1, 2012, and have included the additional disclosures required for fair value measurements in Note 18.

FINANCIAL SERVICES - INSURANCE INDUSTRY TOPIC

In October 2010, the FASB issued ASU No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts", which clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred that result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized as deferrable acquisition costs. The determination of deferability must be made on a contract-level basis.

Prior to the adoption of ASU 2010-26, we defined DAC as commissions and other costs of acquiring UL insurance, VUL insurance, traditional life insurance, annuities and other investments contracts that vary with and are related primarily to new or renewal business, regardless of whether the acquisition efforts were successful or unsuccessful. Upon the adoption of ASU 2010-26, we revised our accounting policy to only defer acquisition costs directly related to successful contract acquisitions or renewals, and excluded from DAC those costs incurred for soliciting potential customers, market research, training, administration, management of distribution and underwriting functions, unsuccessful acquisition or renewal efforts and product development. In addition, indirect acquisition costs including administrative costs, rent, depreciation, occupancy costs, equipment costs and other general overhead are excluded from DAC. The costs that are considered non-deferrable acquisition costs under ASU 2010-26 are expensed in the period incurred.

We adopted the provisions of ASU 2010-26 as of January 1, 2012, and elected to retrospectively restate all prior periods presented. The following summarizes the effect of the restatement (in millions) on our previously reported Balance Sheets:



                                                               AS OF
                                                            DECEMBER 31,
                                                                2011
                                                            ------------
Deferred acquisition costs and value of business acquired    $     (64)
Total assets                                                       (64)
Other liabilities                                                  (22)
Total liabilities                                                  (22)
Retained earnings                                                  (53)
Accumulated other comprehensive income (loss)                       11
                                                            ------------
Total stockholders' equity                                         (41)


The following summarizes the effect of the restatement (in millions) on our previously reported Income Statements:



                                                 FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                              --------------------------
                                                2011           2010
                                              -----------    -----------

Total other-than-temporary impairment losses
    on securities                              $     (1)     $       -
Realized gain (loss), excluding other-than-
    temporary impairment losses on securities        (1)             -
Total revenues                                       (1)             -
Commissions and other expense                         6              3
Total expenses                                        6              3
Income (loss) from continuing operations
    before taxes                                     (7)            (4)
Federal income tax expense (benefit)                 (3)            (2)
Income (loss) from continuing operations             (4)            (2)
                                              -----------    -----------
Net income (loss)                                    (4)            (2)


INTANGIBLES - GOODWILL AND OTHER TOPIC

In September 2011, the FASB issued ASU No. 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"), which provides an option to first assess qualitative factors to determine if it is necessary to complete the two-step goodwill impairment test. If the assessment of relevant events and circumstances leads to a conclusion that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then performing the two-step impairment test is unnecessary. However, if a conclusion is reached otherwise, the two-step impairment test must be completed. An entity has an unconditional option to bypass the qualitative assessment for any reporting unit and proceed directly to the two-step goodwill impairment test, and resume qualitative assessment for the same reporting unit in a subsequent reporting period. We adopted the provisions of ASU 2011-08 effective January 1, 2012. The adoption did not have a material effect on our financial condition and results of operations.

In July 2012, the FASB issued ASU No. 2012-02, "Testing Indefinite-Lived Intangible Assets for Impairment" ("ASU 2012-02"), which provides an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. If based on the qualitative assessment an entity determines that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the quantitative impairment test is not required. In addition, an entity has the option to bypass the qualitative assessment in any period and proceed directly to the quantitative assessment, with the option to return to the qualitative assessment in any subsequent period. We adopted the provisions of ASU 2012-02 effective October 1, 2012. The adoption did not have a material effect on our financial condition and results of operations.

TRANSFERS AND SERVICING TOPIC

In April 2011, the FASB issued ASU No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"), which revises the criteria for assessing effective control for repurchase agreements and other similar agreements. The determination of whether the transfer of a financial asset subject to a repurchase agreement is a sale is based, in part, on whether the entity maintains effective control over the financial asset. ASU 2011-03 remove: the criterion requiring the transferor to have the ability to repurchase or redeem the financial asset on substantially the agreed terms, even in the event of default by the transferee; and the related requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. We adopted the provisions of ASU 2011-03 effective January 1, 2012. The adoption did not have a material effect on our financial condition and results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC

In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards. In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 will require an entity to provide enhanced disclosures about certain financial instruments and derivatives, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. The amendments in ASU 2011-11 and ASU 2013-01, are effective for annual and interim reporting periods beginning on or after January 1, 2013, with respective disclosures required for all comparative periods presented. We will adopt the requirements in ASU 2011-11 and ASU 2013-01 for the quarterly period ending March 31, 2013, and will include the required disclosures in the notes to our financial statements.

COMPREHENSIVE INCOME TOPIC

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. The amendments in ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012. We will adopt the requirements of ASU 2013-02 beginning with our financial statements for the quarterly period ending March 31, 2013, and will include the enhanced disclosures in the notes to our financial statements.

3.  INVESTMENTS

AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:




                                                                                AS OF DECEMBER 31, 2012
                                                          --------------------------------------------------------------------
                                                                                   GROSS UNREALIZED
                                                          AMORTIZED     ----------------------------------------      FAIR
                                                             COST         GAINS         LOSSES          OTTI          VALUE
                                                          -----------   -----------    ----------    -----------    ----------
Fixed maturity securities:
    Corporate bonds                                       $   5,541     $     799      $     49      $      11      $  6,280
    U.S. government bonds                                        29             7             -              -            36
    Foreign government bonds                                     44             8             -              -            52
    RMBS                                                        619            59             -              8           670
    CMBS                                                         76             5             2              1            78
    CDOs                                                         15             -             -              -            15
    State and municipal bonds                                   285            56             -              -           341
    Hybrid and redeemable preferred securities                   99            13             4              -           108
                                                          -----------   -----------    ----------    -----------    ----------
      Total fixed maturity securities                         6,708           947            55             20         7,580
Equity securities                                                 2             1             -              -             3
                                                          -----------   -----------    ----------    -----------    ----------
        Total AFS securities                              $   6,710     $     948      $     55      $      20      $  7,583
                                                          ===========   ===========    ==========    ===========    ==========


                                                                                AS OF DECEMBER 31, 2011
                                                          --------------------------------------------------------------------
                                                                                   GROSS UNREALIZED
                                                          AMORTIZED     ----------------------------------------      FAIR
                                                             COST         GAINS         LOSSES          OTTI          VALUE
                                                          -----------   -----------    ----------    -----------    ----------
Fixed maturity securities:
    Corporate bonds                                       $   5,253     $     626      $     84      $       9      $  5,786
    U.S. government bonds                                        28             7             -              -            35
    Foreign government bonds                                     50             7             -              -            57
    RMBS                                                        791            70             8             13           840
    CMBS                                                        130             5             9              -           126
    CDOs                                                          3             -             -              -             3
    State and municipal bonds                                   294            37             1              -           330
    Hybrid and redeemable preferred securities                  111            10            10              -           111
                                                          -----------   -----------    ----------    -----------    ----------
      Total fixed maturity securities                         6,660           762           112             22         7,288
Equity securities                                                 2             1             -              -             3
                                                          -----------   -----------    ----------    -----------    ----------
        Total AFS securities                              $   6,662     $     763      $    112      $      22      $  7,291
                                                          ===========   ===========    ==========    ===========    ==========


The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2012, were as follows:


                                                          AMORTIZED        FAIR
                                                             COST          VALUE
                                                          -----------    ----------
Due in one year or less                                   $     240    $      245
Due after one year through five years                         1,134         1,263
Due after five years through ten years                        1,996         2,277
Due after ten years                                           2,628         3,032
                                                          -----------     ---------
    Subtotal                                                  5,998         6,817
                                                          -----------     ---------
MBS                                                             695           748
CDOs                                                             15            15
                                                          -----------     ---------
      Total fixed maturity AFS securities                 $   6,708    $    7,580
                                                          ===========     =========


Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:


                                                                        AS OF DECEMBER 31, 2012
                                           -----------------------------------------------------------------------------------
                                              LESS THAN OR EQUAL              GREATER THAN
                                               TO TWELVE MONTHS              TWELVE MONTHS                    TOTAL
                                           -------------------------    -------------------------    -------------------------
                                                            GROSS                        GROSS                        GROSS
                                                          UNREALIZED                   UNREALIZED                   UNREALIZED
                                                          LOSSES                       LOSSES                       LOSSES
                                              FAIR           AND           FAIR           AND           FAIR           AND
                                             VALUE          OTTI          VALUE          OTTI          VALUE          OTTI
                                           -----------    ----------    -----------    ----------    -----------    ----------
Fixed maturity securities:
    Corporate bonds                        $     267      $     14      $     150      $     46      $     417      $     60
    RMBS                                          34             5             15             3             49             8
    CMBS                                           -             2              8             1              8             3
    Hybrid and redeemable
      preferred securities                         -             -             32             4             32             4
                                           -----------    ----------    -----------    ----------    -----------    ----------
        Total fixed maturity AFS
        securities                         $     301      $     21      $     205      $     54      $     506      $     75
                                           ===========    ==========    ===========    ==========    ===========    ==========

Total number of AFS securities in an unrealized loss position                                                            167
                                                                                                                    ==========




                                                                        AS OF DECEMBER 31, 2011
                                           -----------------------------------------------------------------------------------
                                              LESS THAN OR EQUAL              GREATER THAN
                                               TO TWELVE MONTHS              TWELVE MONTHS                    TOTAL
                                           -------------------------    -------------------------    -------------------------
                                                            GROSS                        GROSS                        GROSS
                                                          UNREALIZED                   UNREALIZED                   UNREALIZED
                                                          LOSSES                       LOSSES                       LOSSES
                                              FAIR           AND           FAIR           AND           FAIR           AND
                                             VALUE          OTTI          VALUE          OTTI          VALUE          OTTI
                                           -----------    ----------    -----------    ----------    -----------    ----------
Fixed maturity securities:
    Corporate bonds                        $     225      $     17      $     246      $     76      $     471      $     93
    RMBS                                          68            14             53             7            121            21
    CMBS                                           8             -             19             9             27             9
    CDOs                                           9             -             10             1             19             1
    Hybrid and redeemable
      preferred securities                        31             2             29             8             60            10
                                           -----------    ----------    -----------    ----------    -----------    ----------
        Total fixed maturity AFS
        securities                         $     341      $     33      $     357      $    101      $     698      $    134
                                           ===========    ==========    ===========    ==========    ===========    ==========

Total number of AFS securities in an unrealized loss position                                                            267
                                                                                                                    ==========


The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:



                                                                                        AS OF DECEMBER 31, 2012
                                                                         --------------------------------------------------------
                                                                                           GROSS UNREALIZED           NUMBER
                                                                           FAIR        -------------------------        OF
                                                                           VALUE         LOSSES         OTTI        SECURITIES(1)
                                                                         ----------    -----------   -----------    -------------
Less than six months                                                     $      5      $       1     $       -              3
Nine months or greater, but less than twelve months                             1              -             -              2
Twelve months or greater                                                       73             43            13             42
                                                                         ----------    -----------   -----------    -------------
    Total                                                                $     79      $      44     $      13             47
                                                                         ==========    ===========   ===========    =============



                                                                                        AS OF DECEMBER 31, 2011
                                                                         --------------------------------------------------------
                                                                                           GROSS UNREALIZED           NUMBER
                                                                           FAIR        -------------------------        OF
                                                                           VALUE         LOSSES         OTTI        SECURITIES(1)
                                                                         ----------    -----------   -----------    -------------
Less than six months                                                     $     36      $       8     $       6             19
Six months or greater, but less than nine months                                1              1             -              3
Nine months or greater, but less than twelve months                             1              -             -              2
Twelve months or greater                                                       93             69            11             57
                                                                         ----------    -----------   -----------    -------------
    Total                                                                $    131      $      78     $      17             81
                                                                         ==========    ===========   ===========    =============

(1) We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI. Our gross unrealized losses on AFS securities as of December 31, 2012, decreased $59 million in comparison to December 31, 2011. As discussed further below, we believe the unrealized loss position as of December 31, 2012, did not represent OTTI as we did not intend to sell these fixed maturity AFS securities, it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities, or we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2012, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2012, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2012, the unrealized losses associated with our MBS were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model as discussed above. The key assumptions included default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2012, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.


Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:



                                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                                       -----------------------------------------
                                                                                          2012           2011          2010
                                                                                       ------------    ----------    -----------
Balance as of beginning-of-year                                                        $       61      $     47      $      46
 Increases attributable to:
   Credit losses on securities for which an OTTI was not
        previously recognized                                                                   9            10              1
   Credit losses on securities for which an OTTI was
        previously recognized                                                                   5            11              9
    Decreases attributable to:
      Securities sold                                                                         (22)           (7)            (9)
                                                                                       ------------    ----------    -----------
          Balance as of end-of-year                                                    $       53      $     61      $      47
                                                                                       ============    ==========    ===========


During 2012, 2011 and 2010, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

o  Failure of the issuer of the security to make scheduled payments;
o  Deterioration of creditworthiness of the issuer;
o  Deterioration of conditions specifically related to the security;
o  Deterioration of fundamentals of the industry in which the issuer operates;
o Deterioration of fundamentals in the economy including, but not limited to, higher unemployment and lower housing prices; and
o  Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentration in New York as of December 31, 2012 and 2011, which accounted for approximately 60% and 47% of mortgage loans on real estate, respectively.

The following provides the composition of our mortgage loans on real estate (in millions):


                                                                                                       AS OF DECEMBER 31,
                                                                                                    -------------------------
                                                                                                      2012           2011
                                                                                                    -----------    ----------
Current                                                                                             $     423      $    263
Unamortized premium (discount)                                                                              -             1
                                                                                                    -----------    ----------
    Total carrying value                                                                            $     423      $    264
                                                                                                    ===========    ==========

There were no impaired mortgage loans on real estate as of December 31, 2012 and 2011.


As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):


                                                   AS OF DECEMBER 31, 2012                     AS OF DECEMBER 31, 2011
                                            ---------------------------------------    ----------------------------------------
                                                                           DEBT-                                      DEBT-
                                                                          SERVICE                                    SERVICE
                                            PRINCIPAL        % OF        COVERAGE      PRINCIPAL        % OF         COVERAGE
LOAN-TO-VALUE                                AMOUNT         TOTAL          RATIO         AMOUNT        TOTAL          RATIO
                                            ----------    -----------    ----------    -----------   -----------    -----------

Less than 65%                               $    400        94.6 %         1.86        $     236        89.4 %        1.60
65% to 74%                                        12         2.8 %         1.50               24         9.1 %        1.48
75% to 100%                                       11         2.6 %         0.59                4         1.5 %        0.45
                                            ----------    -----------                  -----------   ------------
    Total mortgage loans on real estate     $    423       100.0 %                     $     264       100.0 %
                                            ==========    ===========                  ===========   ============



NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Fixed maturity AFS securities                                                          $     381     $     382      $     381
Mortgage loans on real estate                                                                 18            14             14
Policy loans                                                                                  24            23             25
Commercial mortgage loan prepayment
    and bond make-whole premiums                                                               5             5              4
Consent fees                                                                                   -             -              1
                                                                                       -----------   -----------    -----------
      Investment income                                                                      428           424            425
Investment expense                                                                            (7)           (7)            (7)
                                                                                       -----------   -----------    -----------
        Net investment income                                                          $     421     $     417      $     418
                                                                                       ===========   ===========    ===========

REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Fixed maturity AFS securities:
    Gross gains                                                                        $       1     $       2      $       7
    Gross losses                                                                             (17)          (31)           (29)
Gain (loss) on other investments                                                               -             -              1
Associated amortization of DAC, VOBA, DSI and DFEL
    and changes in other contract holder funds                                                 -             3              5
                                                                                       -----------   -----------    -----------
      Total realized gain (loss) related to certain investments                        $     (16)    $     (26)     $     (16)
                                                                                       ===========   ===========    ===========


Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
OTTI RECOGNIZED IN NET INCOME (LOSS)
Corporate bonds                                                                        $     (6)     $      (2)     $     (8)
RMBS                                                                                         (3)           (14)          (12)
CMBS                                                                                         (5)            (8)           (5)
                                                                                       ----------    -----------    ----------
    Gross OTTI recognized in net income (loss)                                              (14)           (24)          (25)
    Associated amortization of DAC, VOBA, DSI and DFEL                                        2              5             8
                                                                                       ----------    -----------    ----------
      Net OTTI recognized in net income (loss), pre-tax                                $    (12)     $     (19)     $    (17)
                                                                                       ==========    ===========    ==========

PORTION OF OTTI RECOGNIZED IN OCI
Gross OTTI recognized in OCI                                                           $     11      $       8      $      6
Change in DAC, VOBA, DSI and DFEL                                                            (1)            (1)            -
                                                                                       ----------    -----------    ----------
    Net portion of OTTI recognized in OCI, pre-tax                                     $     10      $       7      $      6
                                                                                       ==========    ===========    ==========

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS

As of December 31, 2012 and 2011, we reviewed our corporate bond and CDO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

DETERMINATION OF CREDIT LOSSES ON MBS

As of December 31, 2012 and 2011, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further housing price depreciation.

INVESTMENT COMMITMENTS

As of December 31, 2012, our investment commitments were $13 million, which included $8 million of private placement securities and $5 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2012 and 2011, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $392 million and $494 million, respectively, or 5% and 6% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $184 million and $223 million, respectively, or 2% and 3% of our invested assets portfolio, respectively. These investments are included in corporate bonds in the tables above.

As of December 31, 2012 and 2011, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $843 million and $753 million, or 10% and 9% of our invested assets portfolio, respectively, and our investment securities in the CMO industry with a fair value of $500 million and $589 million, or 6% and 7% of our invested assets portfolio, respectively. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.


ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $14 million as of December 31, 2012 and 2011.

4. DERIVATIVE INSTRUMENTS

EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES

We transfer the liability for our GWB and GIB features to LNL, who along with an affiliate, use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors. The hedge positions are re-balanced based upon changes in these factors as needed. While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and the ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

REINSURANCE RELATED EMBEDDED DERIVATIVES

We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:



                                                   AS OF DECEMBER 31, 2012                    AS OF DECEMBER 31, 2011
                                           ----------------------------------------   ----------------------------------------
                                                                 FAIR VALUE                                 FAIR VALUE
                                            NOTIONAL      -------------------------    NOTIONAL      -------------------------
                                            AMOUNTS         ASSET       LIABILITY      AMOUNTS         ASSET       LIABILITY
                                           -----------    ----------    -----------   -----------    ----------    -----------

    Guaranteed living benefits ("GLB")
      reserves(1)                          $       -      $      -      $     (51)    $       -      $      -      $    (101)
    Reinsurance related(2)                         -             9              -             -            13              -
                                           -----------     ---------    -----------   -----------    ----------    -----------
        Total derivative instruments       $       -      $      9      $     (51)    $       -      $     13      $    (101)
                                           ===========     =========    ===========   ===========    ==========    ===========


(1) Reported in future contract benefits on our Balance Sheets.
(2) Reported in reinsurance related embedded derivatives on our Balance Sheets.

The gains (losses) on embedded derivatives not designated and not qualifying as hedging instruments (in millions), recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:


                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          ----------    -----------    ----------
GLB reserves(1)                                           $       50    $     (77)     $        8
                                                          ==========    ===========    ==========


(1) Reported in realized gain (loss) on our Statements of Comprehensive Income
    (Loss).

5. FEDERAL INCOME TAXES

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:



                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Current                                                   $      11     $      19      $     29
Deferred                                                         48            10            24
                                                          -----------   -----------    ----------
    Federal income tax expense (benefit)                  $      59     $      29      $     53
                                                          ===========   ===========    ==========


A reconciliation of the effective tax rate differences (in millions) was as follows:


                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Tax rate times pre-tax income                             $      54     $      (2)     $     57
Effect of:
    Separate account dividends received deduction                (5)           (5)           (4)
    Tax credits                                                  (1)           (1)           (1)
    Goodwill                                                      -            36             -
    Change in uncertain tax positions                            (4)            1             1
    Other items                                                  15             -             -
                                                          -----------   -----------    ----------
      Federal income tax expense (benefit)                $      59     $      29      $     53
                                                          ===========   ===========    ==========
Effective tax rate                                               38%           N/M           33%
                                                          ===========   ===========    ==========


The effective tax rate is the ratio of tax expense over pre-tax income
(loss). Since the pre-tax income of $(2) million resulted in tax expense of $30 million in 2011, the effective tax rate was not meaningful. The change in uncertain tax positions relates primarily to the lapse of statute of limitations for prior year tax returns. Other items include corrections of immaterial errors in prior period financial statements.

The federal income tax asset (liability) (in millions) was as follows:


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Current                                                                  $    (30)     $     (27)
Deferred                                                                     (423)          (357)
                                                                         ----------    -----------
    Total federal income tax asset (liability)                           $   (453)     $    (384)
                                                                         ==========    ===========


Significant components of our deferred tax assets and liabilities (in millions) were as follows:


                                                                           AS OF DECEMBER 31,
                                                                        -------------------------
                                                                          2012           2011
                                                                        -----------    ----------
DEFERRED TAX ASSETS
Future contract benefits and other contract holder funds                $      36      $     32
Investments                                                                     4            11
Net capital loss                                                                -             6
Guarantee Assessments                                                           6             6
Other                                                                           1             4
                                                                        -----------    ----------
    Total deferred tax assets                                                  47            59
                                                                        -----------    ----------
DEFERRED TAX LIABILITIES
DAC                                                                            95           108
VOBA                                                                           51            70
Net unrealized gain on AFS securities                                         307           222
Other                                                                          17            16
                                                                        -----------    ----------
    Total deferred tax liabilities                                            470           416
                                                                        -----------    ----------
      Net deferred tax asset (liability)                                $    (423)     $   (357)
                                                                        ===========    ==========

As of December 31, 2012, the Company had $178 million of capital loss carryforwards that begin to expire in 2014. In addition, the Company had $29 million of general business credits that begin to expire in 2030.

Although realization is not assured, management believes that it is more likely than not that the Company will realize the benefits of its deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2012 and 2011, $1 million and $7 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. The Company is not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                                  FOR THE
                                                                YEARS ENDED
                                                                DECEMBER 31,
                                                          -------------------------
                                                            2012          2011
                                                          -----------   -----------
Balance as of beginning-of-year                           $      22     $      22
    Increases for prior year tax positions                        -             1
    Decreases for prior year tax positions                      (12)           (1)
    Decreases for lapse of statute of limitations                (2)            -
                                                          -----------   -----------
      Balance as of end-of-year                           $       8     $      22
                                                          ===========   ===========

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2012, 2011 and 2010, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $(3) million, $1 million and $1 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $2 million and $5 million as of December 31, 2012 and 2011, respectively.

The Company is subject to examination by U.S. federal, state, local and non-U.S. income authorities. The Company is currently under examination by the IRS for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. The Company has protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals. The IRS also completed its examination of tax years 2005 and 2006, and 2006 of the former Jefferson-Pilot Corporation ("JP") and its subsidiaries during 2010. The Company believes a portion of the 2005 through 2008 assessments is inconsistent with current laws and is using the established IRS Appeals process to attempt to settle the remaining issues. The IRS also concluded its examination of non-consolidated returns for Jefferson Pilot LifeAmerica Insurance Company for the tax years ended April 1, 2007, with agreement on all adjustments on January 18, 2013. The Company does not expect any adjustments that might result from those audits would be material to its consolidated results of operations or its financial condition.

6.  DAC, VOBA, DSI AND DFEL

Changes in DAC (in millions) were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $    321      $     339      $    439
    Cumulative effect from adoption of new accounting standards                               -              -           (73)
    Deferrals                                                                                68             68            61
    Amortization, net of interest:
      Unlocking                                                                              (7)            (1)           (9)
      Other amortization, excluding unlocking, net of interest                              (42)           (37)          (35)
    Adjustment related to realized (gains) losses                                            (3)             2             2
    Adjustment related to unrealized (gains) losses                                         (33)           (50)          (46)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $    304      $     321      $    339
                                                                                       ==========    ===========    ==========

Changes in VOBA (in millions) were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011          2010
                                                                                       ----------    -----------   -----------
Balance as of beginning-of-year                                                        $    200      $     319     $     417
    Deferrals                                                                                 -              1             1
    Amortization:
      Unlocking                                                                              (6)           (22)           19
      Other amortization, excluding unlocking                                               (41)           (51)          (70)
    Accretion of interest(1)                                                                 17             20            22
    Adjustment related to unrealized (gains) losses                                         (22)           (67)          (70)
                                                                                       ----------    -----------   -----------
        Balance as of end-of-year                                                      $    148      $     200     $     319
                                                                                       ==========    ===========   ===========


(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 3.30% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2012, was as follows:



2013                         $      15
2014                                13
2015                                12
2016                                11
2017                                11

Changes in DSI (in millions) were as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $     12      $      13      $     16
    Deferrals                                                                                 1              1             3
    Amortization, net of interest:
      Other amortization, excluding unlocking, net of interest                               (2)            (2)           (2)
    Adjustment related to unrealized (gains) losses                                          (2)             -            (4)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $      9      $      12      $     13
                                                                                       ==========    ===========    ==========

Changes in DFEL (in millions) were as follows:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $     82      $     101      $     87
    Deferrals                                                                                29             40            35
    Amortization, net of interest:
      Unlocking                                                                              (6)            (6)           (1)
      Other amortization, excluding unlocking, net of interest                              (15)           (11)          (12)
    Adjustment related to unrealized (gains) losses                                         (16)           (42)           (8)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $     74      $      82      $    101
                                                                                       ==========    ===========    ==========

7.  REINSURANCE

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Direct insurance premiums and fees                                                     $    578      $     552      $    529
Reinsurance ceded                                                                          (164)          (159)         (143)
                                                                                       ----------    -----------    ----------
    Total insurance premiums and fees                                                  $    414      $     393      $    386
                                                                                       ==========    ===========    ==========
Direct insurance benefits                                                              $    472      $     458      $    425
Reinsurance recoveries netted against benefits                                             (207)          (184)         (171)
                                                                                       ----------    -----------    ----------
    Total benefits                                                                     $    265      $     274      $    254
                                                                                       ==========    ===========    ==========

Our insurance companies cede insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance and annuities in order to limit our exposure to mortality losses and enhance our capital management.

Under our reinsurance program, we reinsure approximately 30% to 35% of the mortality risk on newly issued non-term life insurance contracts and approximately 25% to 30% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2012, the reserves associated with these reinsurance arrangements totaled $4 million. To cover products other than life insurance, we acquire other reinsurance coverages with retentions and limits.

Reinsurance contracts do not relieve an insurer from its primarily obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us. We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.

8. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:


                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                           -------------------------------------------------------
                                           ACQUISITION    CUMULATIVE
                                             BALANCE      IMPAIRMENT                     BALANCE
                                             AS OF         AS OF                          AS OF
                                           BEGINNING-     BEGINNING-                       END-
                                            OF-YEAR        OF-YEAR       IMPAIRMENT      OF-YEAR
                                           -----------    -----------    ------------   ----------
Annuities                                  $      26      $       -      $       -      $      26
Life Insurance                                   136           (102)             -             34
                                           -----------    -----------    -----------     ---------
    Total goodwill                         $     162      $    (102)     $       -      $      60
                                           ===========    ===========    ===========     =========


                                                    FOR THE YEAR ENDED DECEMBER 31, 2011
                                           -------------------------------------------------------
                                           ACQUISITION    CUMULATIVE
                                             BALANCE      IMPAIRMENT                     BALANCE
                                             AS OF         AS OF                         AS OF
                                           BEGINNING-     BEGINNING-                       END-
                                            OF-YEAR        OF-YEAR       IMPAIRMENT      OF-YEAR
                                           -----------    -----------    ------------   ----------
Annuities                                  $      26      $       -      $       -    $       26
Life Insurance                                   136              -           (102)           34
                                           -----------    -----------    -----------     ---------
    Total goodwill                         $     162      $       -      $    (102)   $       60
                                           ===========    ===========    ===========     =========


We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of our own share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2012, our Annuities reporting unit passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities reporting unit passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time.

As of October 1, 2010, all of our reporting units passed the Step 1 analysis, and although the carrying value of the net assets was within the estimated fair value range for our Life Insurance reporting unit, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. In our Step 2 analysis of the Life Insurance reporting unit, we determined there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

The gross carrying amounts and accumulated amortization (in millions) for the major specifically identifiable intangible asset class by reportable segment were as follows:


                                                          AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                                                          -------------------------    -------------------------
                                                            GROSS                        GROSS
                                                           CARRYING     ACCUMULATED     CARRYING     ACCUMULATED
                                                            AMOUNT     AMORTIZATION      AMOUNT     AMORTIZATION
                                                          -----------  -------------   -----------  ------------
Life Insurance:
    Sales force                                           $       7    $        2      $       7      $      2



Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2012.

9. GUARANTEED BENEFIT FEATURES

Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):


                                                             AS OF DECEMBER 31,
                                                          -------------------------
                                                            2012           2011
                                                          -----------    ----------
RETURN OF NET DEPOSITS
Total account value                                       $   2,427    $    1,993
Net amount at risk (1)                                           14            47
Average attained age of contract holders                    56 years      55 years
MINIMUM RETURN
Average attained age of contract holders                    80 years      80 years
Guaranteed minimum return                                        5 %            5 %
ANNIVERSARY CONTRACT VALUE
Total account value                                       $     990    $      926
Net amount at risk (1)                                           78           116
Average attained age of contract holders                    66 years      66 years

(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2012, to December 31, 2011, was attributable primarily to the increase in equity markets during 2012.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDB (in millions), which were recorded in future contract benefits on our Balance
Sheets:



                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Balance as of beginning-of-year                           $       2     $       1      $      2
    Changes in reserves                                           1             3             -
    Benefits paid                                                (1)           (2)           (1)
                                                          -----------   -----------    ----------
      Balance as of end-of-year                           $       2     $       2      $      1
                                                          ===========   ===========    ==========

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:



                                                             AS OF DECEMBER 31,
                                                          -------------------------
                                                            2012           2011
                                                          -----------    ----------
ASSET TYPE
Domestic equity                                           $   1,113      $    962
International equity                                            500           424
Bonds                                                           728           581
Money market                                                    264           188
                                                          -----------    ----------
    Total                                                 $   2,605      $  2,155
                                                          ===========    ==========

Percent of total variable annuity separate account
values                                                           90%           89%



Future contract benefits also includes reserves for our products with secondary guarantees for our products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 12% of permanent life insurance in force as of December 31, 2012, and 41% of total sales for these products for the year ended December 31, 2012.

10. CONTINGENCIES AND COMMITMENTS

CONTINGENCIES

REGULATORY AND LITIGATION MATTERS

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2012. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple regulatory inquiries and examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property.

VULNERABILITY FROM CONCENTRATIONS

As of December 31, 2012, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business. However, we do have a concentration in a market and geographic area in which business is conducted. For the year ended December 31, 2012, approximately 93% of the premiums, on the basis of statutory accounting principles ("SAP"), were generated in New York.

OTHER CONTINGENCY MATTERS

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions of $17 million as of December 31, 2012 and 2011.

11. SHARES AND STOCKHOLDER'S EQUITY

All authorized and issued shares of LLANY are owned by LNL.

ACCUMULATED OCI

The following summarizes the components and changes in accumulated OCI (in millions):


                                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                                          -------------------------------------
                                                                                            2012          2011         2010
                                                                                          ----------    ----------    ---------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year                                                           $    258      $     72      $   (19)
    Cumulative effect from adoption of new accounting standards                                  -             -            1
    Unrealized holding gains (losses) arising during the year                                  226           366          252
    Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds        (139)          (94)        (122)
    Income tax benefit (expense)                                                               (14)         (103)         (51)
    Less:
      Reclassification adjustment for gains (losses) included in net income (loss)             (16)          (29)         (22)
      Associated amortization of DAC, VOBA, DSI and DFEL                                         -             3            5
      Income tax benefit (expense)                                                               6             9            6
                                                                                          ----------    ----------    ---------
       Balance as of end-of-year                                                          $    341      $    258      $    72
                                                                                          ==========    ==========    =========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year                                                           $     (9)     $    (11)     $   (12)
    (Increases) attributable to:
      Cumulative effect from adoption of new accounting standards                                -             -           (1)
      Gross OTTI recognized in OCI during the year                                             (11)           (8)          (6)
      Change in DAC, VOBA, DSI and DFEL                                                          1             1            -
      Income tax benefit (expense)                                                               3             3            2
    Decreases attributable to:
      Sales, maturities or other settlements of AFS securities                                  13            12           12
      Change in DAC, VOBA, DSI and DFEL                                                         (3)           (3)          (3)
      Income tax benefit (expense)                                                              (4)           (3)          (3)
                                                                                          ----------    ----------    ---------
       Balance as of end-of-year                                                          $    (10)     $     (9)     $   (11)
                                                                                          ==========    ==========    =========
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year                                                           $      1      $      1      $     1
                                                                                          ----------    ----------    ---------
       Balance as of end-of-year                                                          $      1      $      1      $     1
                                                                                          ==========    ==========    =========

12. REALIZED GAIN (LOSS)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:


                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                   2012          2011           2010
                                                                                 ----------    -----------    ----------
Total realized gain (loss) related to certain investments(1)                     $    (16)     $     (26)     $    (16)
Variable annuity net derivatives results:(2)
    Gross gain (loss)                                                                  (1)             -             -
    Associated amortization of DAC, VOBA, DSI and DFEL                                 (2)            (1)           (2)
                                                                                 ----------    -----------    ----------
      Total realized gain (loss)                                                 $    (19)     $     (27)     $    (18)
                                                                                 ==========    ===========    ==========

(1) See "Realized Gain (Loss) Related to Certain Investments" section in Note 3.
(2) Includes the net difference in the change in embedded derivative reserves of our GLB products and the change in the fair value of the derivative instruments we own to hedge GDB and GLB products, including the cost of purchasing the hedging instruments.

13. COMMISSIONS AND OTHER EXPENSES

Details underlying commissions and other expenses (in millions) were as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Commissions                                                                            $      82     $      80      $      74
General and administrative expenses                                                           79            68             60
DAC and VOBA deferrals and interest, net of amortization                                      11            22             11
Taxes, licenses and fees                                                                      19            36             16
                                                                                       -----------   -----------    -----------
    Total                                                                              $     191     $     206      $     161
                                                                                       ===========   ===========    ===========

14. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS

LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the dates the plan was frozen. Interest credits continue until the participant's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

15. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS

DEFINED CONTRIBUTION PLANS

LNC and LNL sponsor defined contribution plans, which include money purchase plans, for eligible employees and agents, including those of LLANY. LNC and LNL make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2012, 2011 and 2010, expenses (income) for these plans were $3 million, $2 million and $2 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and LNL sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors. LLANY participates in five of these deferred compensation plans. LLANY's associated liability for these plans was $2 million and $1 million as of December 31, 2012 and 2011, respectively, which is reported in other liabilities on our Balance Sheets.

DEFERRED COMPENSATION PLAN FOR EMPLOYEES

Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. LNC makes matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amounts of LNC contributions are calculated in accordance with the plan document. Our expenses for this plan were less than $1 million for the years ended December 31, 2012, 2011 and 2010.

DEFERRED COMPENSATION PLANS FOR AGENTS

LNL sponsors three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, LNL agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. LNL makes matching contributions based upon amounts placed into the plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amounts of LNL's contributions are calculated in accordance with the plans' documents. Our expenses for these plans were not significant for the years ended December 31, 2012, 2011 and 2010.

16. STOCK-BASED INCENTIVE COMPENSATION PLANS

Our employees and agents are included in LNC's two stock-based incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights ("SARs"), restricted stock units and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises. Total compensation expense for stock-based incentive compensation plans was not material for the years ended December 31, 2012, 2011, and 2010.

17.  STATUTORY INFORMATION AND RESTRICTIONS

We prepare financial statements in accordance with SAP prescribed or permitted by the New York Department of Insurance, which may vary materially from GAAP. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Capital and surplus                                                      $    648      $     586



                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                         ---------------------------------------
                                                                           2012          2011          2010
                                                                         ----------    -----------   -----------
Net gain (loss) from operations, after-tax                               $     82      $     (99)    $      73
Net income (loss)                                                              74           (121)           55
Dividends to LNL                                                                -             73            80


The increase in statutory net income (loss) for the year ended December 31, 2012, from that of 2011, was primarily due to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

The decrease in statutory net income (loss) for the year ended December 31, 2011, from that of 2010, was primarily due to an increase in reserves on variable annuity products as a result of the low interest rate environment during 2011.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves and the use of a more conservative valuation interest rate on certain annuities as of December 31, 2012 and 2011.

The effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Calculation of reserves using continuous CARVM                            $    (2)       $    (2)
Conservative valuation rate on certain annuities                               (1)            (1)

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Under New York laws and regulations, we may pay dividends to LNL without prior approval from the Superintendent of the New York Department of Insurance provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation. The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year-end or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect that we could pay dividends of $65 million in 2013 without New York Department of Insurance approval.

18. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:


                                                                                       AS OF DECEMBER 31, 2012
                                                                        ------------------------------------------------------
                                                                         CARRYING        FAIR         CARRYING        FAIR
                                                                          VALUE          VALUE         VALUE          VALUE
                                                                        -----------    ----------    -----------    ----------
ASSETS
AFS securities:
    Fixed maturity securities                                           $   7,580      $  7,580      $   7,288      $  7,288
    Equity securities                                                           3             3              3             3
Mortgage loans on real estate                                                 423           448            264           289
Other investments                                                               -             -              1             1
Cash and invested cash                                                         54            54             17            17
Separate account assets                                                     3,195         3,195          2,677         2,677

LIABILITIES
Future contract benefits:
    GLB reserves embedded derivatives                                         (51)          (51)          (101)         (101)
Other contract holder funds:
    Remaining guaranteed interest and similar contracts                       (65)          (65)           (94)          (94)

    Account values of certain investment contracts                         (1,374)       (1,570)        (1,386)       (1,545)

VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.


OTHER INVESTMENTS

The carrying value of our assets classified as other investments approximates fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. The inputs used to measure the fair value of our other investments are classified as Level 3 within the fair value hierarchy.

OTHER CONTRACT HOLDER FUNDS

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2012 and 2011, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 or 2011, and we noted no changes in our valuation methodologies between these periods.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:


                                                                                      AS OF DECEMBER 31, 2012
                                                                       -------------------------------------------------------
                                                                         QUOTED
                                                                         PRICES
                                                                        IN ACTIVE
                                                                       MARKETS FOR    SIGNIFICANT    SIGNIFICANT
                                                                        IDENTICAL     OBSERVABLE    UNOBSERVABLE     TOTAL
                                                                          ASSETS        INPUTS         INPUTS         FAIR
                                                                        (LEVEL 1)      (LEVEL 2)     (LEVEL 3)       VALUE
                                                                       -----------    -----------   ------------   -----------
ASSETS
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                  $       5      $  6,192      $      83      $   6,280
      U.S. government bonds                                                   34             2              -             36
      Foreign government bonds                                                 -            52              -             52
      RMBS                                                                     -           670              -            670
      CMBS                                                                     -            75              3             78
      CDOs                                                                     -             9              6             15
      State and municipal bonds                                                -           341              -            341
      Hybrid and redeemable preferred securities                               -           104              4            108
    Equity AFS securities                                                      3             -              -              3
Cash and invested cash                                                         -            54              -             54
Separate account assets                                                       68         3,127              -          3,195
                                                                       -----------    ----------    -----------    -----------
        Total assets                                                   $     110      $ 10,626      $      96      $  10,832
                                                                       ===========    ==========    ===========    ===========

LIABILITIES
Future contract benefits:
    GLB reserves embedded derivatives                                  $       -      $      -      $     (51)     $     (51)
                                                                       -----------    ----------    -----------    -----------
        Total liabilities                                              $       -      $      -      $     (51)     $     (51)
                                                                       ===========    ==========    ===========    ===========


                                                                                      AS OF DECEMBER 31, 2011
                                                                       -------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                        IN ACTIVE
                                                                       MARKETS FOR    SIGNIFICANT   SIGNIFICANT
                                                                        IDENTICAL     OBSERVABLE    UNOBSERVABLE      TOTAL
                                                                          ASSETS        INPUTS        INPUTS          FAIR
                                                                         (LEVEL 1)      (LEVEL 2)    (LEVEL 3)        VALUE
                                                                       -----------    -----------   ------------   -----------
ASSETS
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                  $       5      $  5,641      $     140      $   5,786
      U.S. government bonds                                                   34             -              1             35
      Foreign government bonds                                                 -            57              -             57
      RMBS                                                                     -           838              2            840
      CMBS                                                                     -           122              4            126
      CDOs                                                                     -             -              3              3
      State and municipal bonds                                                -           330              -            330
      Hybrid and redeemable preferred securities                               -           101             10            111
    Equity AFS securities                                                      3             -              -              3
Cash and invested cash                                                         -            17              -             17
Separate account assets                                                        -         2,677              -          2,677
                                                                       -----------    ----------    -----------    -----------
        Total assets                                                   $      42      $  9,783      $     160      $   9,985
                                                                       ===========    ==========    ===========    ===========

LIABILITIES
Future contract benefits:
    GLB reserves embedded derivatives                                  $       -      $      -      $    (101)     $    (101)
                                                                       -----------    ----------    -----------    -----------
        Total liabilities                                              $       -      $      -      $    (101)     $    (101)
                                                                       ===========    ==========    ===========    ===========


The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.



                                                                  FOR THE YEAR ENDED DECEMBER 31, 2012
                                           -----------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------   -----------    -----------

Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $     140      $      4      $      (2)     $     (5)     $     (54)     $      83
      U.S. government bonds                        1             -              -            (1)             -              -
      RMBS                                         2             -              -            (1)            (1)             -
      CMBS                                         4            (1)             1             -             (1)             3
      CDOs                                         3             -              -             6             (3)             6
      Hybrid and redeemable
        preferred securities                      10             -              1             -             (7)             4
Future contract benefits:(4)
    GLB reserves embedded derivatives           (101)           50              -             -              -            (51)
                                           -----------    ----------    -----------  ------------   -----------    -----------
          Total, net                       $      59      $     53      $       -      $     (1)     $     (66)     $      45
                                           ===========    ==========    ===========  ============   ===========    ===========

                                                                  FOR THE YEAR ENDED DECEMBER 31, 2011
                                           -----------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------   -----------    -----------
Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $     139      $      3      $       1      $     (7)     $       4      $     140
      U.S. government bonds                        1             -              -             -              -              1
      Foreign government bonds                     1             -              -             -             (1)             -
      RMBS                                         2             -              -             -              -              2
      CMBS                                        15           (10)            13           (14)             -              4
      CDOs                                         3             -              -             -              -              3
      Hybrid and redeemable
        preferred securities                       4             -              3            (6)             9             10
Future contract benefits:(4)
    GLB reserves embedded derivatives            (24)          (77)             -             -              -           (101)
                                           -----------    ----------    -----------  ------------   -----------    -----------
          Total, net                       $     141      $    (84)     $      17      $    (27)     $      12      $      59
                                           ===========    ==========    ===========  ============   ===========    ===========



                                                                  FOR THE YEAR ENDED DECEMBER 31, 2010
                                           ------------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------   -----------    -----------
Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $     160      $      1      $       6      $    (10)     $     (18)     $     139
      U.S. government bonds                        -             -              -             -              1              1
      Foreign government bonds                     -             -              -             -              1              1
      RMBS                                         3             -              -            (1)             -              2
      CMBS                                        51            (5)            12           (14)           (29)            15
      CDOs                                         3             -              -             -              -              3
      Hybrid and redeemable
        preferred securities                      14             -            (10)            -              -              4
Future contract benefits:(4)
    GLB reserves embedded derivatives            (32)            8              -             -              -            (24)
                                           -----------    ----------    -----------  ------------   -----------    -----------
          Total, net                       $     199      $      4      $       8      $    (25)     $     (45)     $     141
                                           ===========    ==========    ===========  ============   ===========    ===========



(1) The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2) Transfers in or out of Level 3 for AFS securities are displayed at amortized cost as of the beginning-of-year. For AFS securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(3) Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).
(4) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements, calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits (in millions) as reported above:


                                                                  FOR THE YEAR ENDED DECEMBER 31, 2012
                                           ------------------------------------------------------------------------------------
                                           ISSUANCES        SALES       MATURITIES    SETTLEMENTS      CALLS          TOTAL
                                           -----------    ----------    -----------   -----------    -----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                      $       -      $      -      $       -      $     (3)     $      (2)     $      (5)
      U.S. government bonds                        -             -              -            (1)             -             (1)
      RMBS                                         -             -             (1)            -              -             (1)
      CDOs                                         6             -              -             -              -              6
                                           -----------    ----------    -----------    ----------    -----------    -----------
          Total, net                       $       6      $      -      $      (1)     $     (4)     $      (2)     $      (1)
                                           ===========    ==========    ===========    ==========    ===========    ===========


                                                                  FOR THE YEAR ENDED DECEMBER 31, 2011
                                           ------------------------------------------------------------------------------------
                                           ISSUANCES        SALES       MATURITIES    SETTLEMENTS      CALLS          TOTAL
                                           -----------    ----------    -----------   -----------    -----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                      $      14      $     (6)     $      (6)     $     (8)     $      (1)     $      (7)
      CMBS                                         -           (12)             -            (2)             -            (14)
      Hybrid and redeemable preferred
        securities                                 -            (6)             -             -              -             (6)
                                           -----------    ----------    -----------   -----------    -----------    -----------
          Total, net                       $      14      $    (24)     $      (6)     $    (10)     $      (1)     $     (27)
                                           ===========    ==========    ===========   ===========    ===========    ===========


The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):


                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                      ----------------------------------------
                                                                        2012           2011          2010
                                                                      -----------    ----------    -----------
GLB reserves embedded derivatives(1)                                  $      58      $    (69)     $     (16)

(1) Included in realized gain (loss) on our Statements of Comprehensive Income
    (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:


                                                                         FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $       2      $    (56)     $     (54)
      RMBS                                                                      -            (1)            (1)
      CMBS                                                                      -            (1)            (1)
      CDOs                                                                      -            (3)            (3)
      Hybrid and redeemable preferred securities                                3           (10)            (7)
                                                                        -----------    ----------    -----------
          Total, net                                                    $       5      $    (71)     $     (66)
                                                                        ===========    ==========    ===========




                                                                         FOR THE YEAR ENDED DECEMBER 31, 2011
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $      24      $    (20)     $       4
      Foreign government bonds                                                  -            (1)            (1)
      Hybrid and redeemable preferred securities                                9             -              9
                                                                        -----------    ----------    -----------
          Total, net                                                    $      33      $    (21)     $      12
                                                                        ===========    ==========    ===========


                                                                         FOR THE YEAR ENDED DECEMBER 31, 2010
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $       5      $    (23)     $     (18)
      U.S. government bonds                                                     1             -              1
      Foreign government bonds                                                  1             -              1
      CMBS                                                                      1           (30)           (29)
                                                                        -----------    ----------    -----------
          Total, net                                                    $       8      $    (53)     $     (45)
                                                                        ===========    ==========    ===========


Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2012, 2011 and 2010, our corporate bonds and CMBS transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. There were no significant transfers between Levels 1 and 2 of the fair value during 2012, 2011 and 2010.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2012:


                                     FAIR              VALUATION                      SIGNIFICANT                  INPUT
                                     VALUE             TECHNIQUE                  UNOBSERVABLE INPUTS              RANGES
                                   ----------    -----------------------    --------------------------------   ---------------
ASSETS
Investments:
    Fixed maturity AFS and
    trading
      securities
        Corporate bonds            $     52      Discounted cash flow       Liquidity/duration adjustment(1)   2.0% - 13.5%

LIABILITIES
Future contract benefits:
    GLB reserves embedded
      derivatives                        51      Monte Carlo simulation     Long-term lapse rate(2)            1.0% - 27.0%
                                                                            Utilization of guaranteed
                                                                              withdrawal(3)                    90.0% - 100.0%

                                                                            Non-performance risk ("NPR")(4)    0.03% - 0.54%
                                                                            Mortality rate(5)                        (7)
                                                                            Volatility(6)                      1.0% - 35.0%

(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity contracts represents the lapse rates during the surrender charge period.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(5) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(6) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(7) Based on the "Annuity 2000 Mortality Table" developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

o INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.

o GLB RESERVES EMBEDDED DERIVATIVES - An increase in our lapse rate, wait period, NPR or mortality rate inputs would result in a decrease in the fair value measurement. An increase in the percent of maximum withdrawal amount input would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.

19. SEGMENT INFORMATION

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit, and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focus is in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, disability and dental insurance to the employer market place through various forms of contributory and non-contributory plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to the excess capital; other corporate investments; benefit plan net liability; the results of certain disability income business; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

o Realized gains and losses associated with the following ("excluded realized gain (loss)"):

    -  Sales or disposals of securities;

    -  Impairments of securities;

    - Changes in the fair value of embedded derivatives within certain reinsurance arrangements;

    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and

    - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value.

o Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
o Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
o  Gains (losses) on early extinguishment of debt;
o  Losses from the impairment of intangible assets;
o  Income (loss) from discontinued operations; and
o  Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

o  Excluded realized gain (loss);
o  Revenue adjustments from the initial adoption of new accounting standards;
o Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
o Amortization of deferred gains arising from the reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.


Segment information (in millions) was as follows:



                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
REVENUES
Operating revenues:
    Annuities                                                           $     119      $    115      $     111
    Retirement Plan Services                                                   57            56             53
    Life Insurance                                                            577           555            563
    Group Protection                                                           82            73             62
    Other Operations                                                            4            16             18
Excluded realized gain (loss), pre-tax                                        (23)          (32)           (21)
                                                                        -----------    ----------    -----------
      Total revenues                                                    $     816      $    783      $     786
                                                                        ===========    ==========    ===========



                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
NET INCOME (LOSS)
Income (loss) from operations:
    Annuities                                                           $      24      $     22      $      23
    Retirement Plan Services                                                    3             4             (2)
    Life Insurance                                                             94            62             94
    Group Protection                                                           (4)            1             (2)
    Other Operations                                                           (8)           (1)            11
Excluded realized gain (loss), after-tax                                      (15)          (21)           (13)
Impairment of intangibles, after-tax                                            -          (102)             -
                                                                        -----------    ----------    -----------
        Net income (loss)                                               $      94      $    (35)     $     111
                                                                        ===========    ==========    ===========



                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
NET INVESTMENT INCOME
Annuities                                                               $      63      $     66      $      69
Retirement Plan Services                                                       52            51             49
Life Insurance                                                                294           278            277
Group Protection                                                                8             6              5
Other Operations                                                                4            16             18
                                                                        -----------    ----------    -----------
    Total net investment income                                         $     421      $    417      $     418
                                                                        ===========    ==========    ===========



                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
AMORTIZATION OF DAC AND VOBA, NET OF INTEREST
Annuities                                                               $      13      $     14      $      15
Retirement Plan Services                                                        1             1             10
Life Insurance                                                                 63            74             46
Group Protection                                                                2             2              2
                                                                        -----------    ----------    -----------
    Total amortization of DAC and VOBA, net of interest                 $      79      $     91      $      73
                                                                        ===========    ==========    ===========



                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
Annuities                                                               $       7      $      6      $       7
Retirement Plan Services                                                        1             2             (1)
Life Insurance                                                                 48            32             50
Group Protection                                                               (1)            1             (1)
Other Operations                                                               11            (1)             6
Excluded realized gain (loss)                                                  (7)          (11)            (8)
                                                                        -----------    ----------    -----------
      Total federal income tax expense (benefit)                        $      59      $     29      $      53
                                                                        ===========    ==========    ===========


                                                                                          AS OF DECEMBER 31,
                                                                                       -------------------------
                                                                                         2012          2011
                                                                                       ----------    -----------
ASSETS
Annuities                                                                              $  4,130      $   3,766
Retirement Plan Services                                                                  1,595          1,456
Life Insurance                                                                            6,889          6,579
Group Protection                                                                            151            122
Other Operations                                                                            160             98
                                                                                       ----------    -----------

    Total assets                                                                       $ 12,925      $  12,021
                                                                                       ==========    ===========

20. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA

The following summarizes our supplemental cash flow data (in millions):


                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
Income taxes paid (received)                                            $       8      $     17      $      15
                                                                        ===========    ==========    ===========

21. TRANSACTIONS WITH AFFILIATES

Transactions with affiliates (in millions) recorded on our financial statements were as follows:



                                                                                     AS OF DECEMBER 31,
                                                                                ------------------------------
                                                                                   2012             2011
                                                                                -------------    -------------
Assets with affiliates:
     Service agreement receivable(1)                                            $        10      $        (8)
     Ceded reinsurance contracts(2)                                                      73              122
     Ceded reinsurance contracts(3)                                                       9               13


                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                                -----------------------------------------------
                                                                                   2012             2011             2010
                                                                                -------------    -------------    -------------
Revenues with affiliates:
     Premiums paid on ceded reinsurance contracts(4)                            $       (14)     $       (17)     $       (10)
     Fees for management of general account(5)                                           (6)               -                -
Benefits and expenses with affiliates:
     Service agreement payments(6)                                                       74               65               57



(1) Reported in other assets on our Balance Sheets.
(2) Reported in reinsurance recoverables on our Balance Sheets.
(3) Reported in reinsurance related embedded derivatives on our Balance Sheets.
(4) Reported in insurance premiums on our Statements of Comprehensive Income
    (Loss).
(5) Reported in net investment income on our Statements of Comprehensive Income
    (Loss).
(6) Reported in commissions and other expenses on our Statements of Comprehensive Income (Loss).

SERVICE AGREEMENT

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: investments by product, assets under management, weighted policies in force, headcount and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT

On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company ("LIMCO"), also a wholly-owned subsidiary of LNC. LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.

CEDED REINSURANCE CONTRACTS

We cede business to two affiliated companies, LNL and Lincoln National Reinsurance Company (Barbados) Ltd.

                LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                                     CONTRACT
                                                                                     PURCHASES
                                                                                     DUE FROM
                                                                                  LINCOLN LIFE &
                                                                                      ANNUITY
                                                                                      COMPANY
SUBACCOUNT                                                        INVESTMENTS       OF NEW YORK      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                         $    92,506,356   $            --   $    92,506,356
American Funds Blue Chip Income and Growth Class 2                   92,945,615                --        92,945,615
American Funds Bond Class 2                                         104,599,102             5,888       104,604,990
American Funds Cash Management Class 2                               15,711,092                --        15,711,092
American Funds Global Balanced Class 2                                4,344,917                --         4,344,917
American Funds Global Bond Class 2                                   42,981,305                --        42,981,305
American Funds Global Discovery Class 2                              11,525,316                --        11,525,316
American Funds Global Growth Class 2                                 57,335,121                --        57,335,121
American Funds Global Growth and Income Class 2                      46,972,589                --        46,972,589
American Funds Global Small Capitalization Class 2                   34,652,026                --        34,652,026
American Funds Growth Class 2                                       164,534,894                --       164,534,894
American Funds Growth-Income Class 2                                150,648,426                --       150,648,426
American Funds High-Income Bond Class 2                              36,171,041                --        36,171,041
American Funds International Class 2                                 68,807,377                --        68,807,377
American Funds International Growth and Income Class 2                8,380,941                --         8,380,941
American Funds Mortgage Class 2                                       1,297,366               889         1,298,255
American Funds New World Class 2                                     38,356,928                --        38,356,928
American Funds Protected Asset Allocation Class P2                      212,251            25,180           237,431
American Funds U.S. Government/AAA-Rated Securities Class 2          65,377,786             9,082        65,386,868
LVIP American Balanced Allocation Service Class                      26,419,338           162,609        26,581,947
LVIP American Growth Allocation Service Class                        19,518,384            17,046        19,535,430
LVIP American Income Allocation Service Class                         6,060,320            20,024         6,080,344
LVIP American Preservation Service Class                              1,044,916                --         1,044,916
LVIP Protected American Balanced Allocation Service Class            22,889,102         1,227,049        24,116,151
LVIP Protected American Growth Allocation Service Class              27,029,910         1,611,197        28,641,107

                                                                                    MORTALITY &
                                                                                      EXPENSE
                                                                   CONTRACT          GUARANTEE
                                                                  REDEMPTIONS         CHARGES
                                                                    DUE TO          PAYABLE TO
                                                                LINCOLN LIFE &    LINCOLN LIFE &
                                                                    ANNUITY           ANNUITY
                                                                    COMPANY           COMPANY
SUBACCOUNT                                                        OF NEW YORK       OF NEW YORK       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                         $       331,704   $        11,449   $    92,163,203
American Funds Blue Chip Income and Growth Class 2                       16,913            11,955        92,916,747
American Funds Bond Class 2                                                  --            13,748       104,591,242
American Funds Cash Management Class 2                                      194             2,020        15,708,878
American Funds Global Balanced Class 2                                   14,514               559         4,329,844
American Funds Global Bond Class 2                                      189,655             5,885        42,785,765
American Funds Global Discovery Class 2                                   1,573             1,537        11,522,206
American Funds Global Growth Class 2                                    298,541             7,441        57,029,139
American Funds Global Growth and Income Class 2                         354,391             5,930        46,612,268
American Funds Global Small Capitalization Class 2                      132,088             4,461        34,515,477
American Funds Growth Class 2                                            94,950            21,518       164,418,426
American Funds Growth-Income Class 2                                     31,135            19,209       150,598,082
American Funds High-Income Bond Class 2                                   5,687             4,760        36,160,594
American Funds International Class 2                                     34,047             9,140        68,764,190
American Funds International Growth and Income Class 2                    2,904             1,101         8,376,936
American Funds Mortgage Class 2                                              --               176         1,298,079
American Funds New World Class 2                                        327,685             4,985        38,024,258
American Funds Protected Asset Allocation Class P2                           --                22           237,409
American Funds U.S. Government/AAA-Rated Securities Class 2                  --             9,115        65,377,753
LVIP American Balanced Allocation Service Class                              --             3,644        26,578,303
LVIP American Growth Allocation Service Class                                --             2,798        19,532,632
LVIP American Income Allocation Service Class                                --               902         6,079,442
LVIP American Preservation Service Class                                     --               120         1,044,796
LVIP Protected American Balanced Allocation Service Class                    --             2,977        24,113,174
LVIP Protected American Growth Allocation Service Class                      --             3,147        28,637,960

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

                                                                       DIVIDENDS       MORTALITY AND
                                                                         FROM             EXPENSE             NET
                                                                      INVESTMENT         GUARANTEE        INVESTMENT
SUBACCOUNT                                                              INCOME            CHARGES        INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                             $     1,752,633   $    (1,403,487)  $       349,146
American Funds Blue Chip Income and Growth Class 2                        1,854,548        (1,494,666)          359,882
American Funds Bond Class 2                                               2,614,720        (1,665,822)          948,898
American Funds Cash Management Class 2                                           --          (288,878)         (288,878)
American Funds Global Balanced Class 2                                       68,043           (62,114)            5,929
American Funds Global Bond Class 2                                          933,363          (737,247)          196,116
American Funds Global Discovery Class 2                                      58,154          (187,201)         (129,047)
American Funds Global Growth Class 2                                        496,769          (906,099)         (409,330)
American Funds Global Growth and Income Class 2                           1,157,116          (733,349)          423,767
American Funds Global Small Capitalization Class 2                          469,912          (557,526)          (87,614)
American Funds Growth Class 2                                             1,293,136        (2,714,440)       (1,421,304)
American Funds Growth-Income Class 2                                      2,402,797        (2,396,465)            6,332
American Funds High-Income Bond Class 2                                   2,510,868          (558,295)        1,952,573
American Funds International Class 2                                        984,606        (1,121,825)         (137,219)
American Funds International Growth and Income Class 2                      175,971          (135,237)           40,734
American Funds Mortgage Class 2                                               5,256           (18,982)          (13,726)
American Funds New World Class 2                                            377,484          (603,768)         (226,284)
American Funds Protected Asset Allocation Class P2                            2,759               (95)            2,664
American Funds U.S. Government/AAA-Rated Securities Class 2                 674,177        (1,139,397)         (465,220)
LVIP American Balanced Allocation Service Class                             650,557          (390,935)          259,622
LVIP American Growth Allocation Service Class                               470,617          (305,485)          165,132
LVIP American Income Allocation Service Class                               165,001           (91,926)           73,075
LVIP American Preservation Service Class                                      1,230            (1,214)               16
LVIP Protected American Balanced Allocation Service Class                   241,723          (107,987)          133,736
LVIP Protected American Growth Allocation Service Class                     240,428          (104,084)          136,344

See accompanying notes.

                                                                                         DIVIDENDS
                                                                                           FROM              TOTAL
                                                                     NET REALIZED      NET REALIZED      NET REALIZED
                                                                      GAIN (LOSS)         GAIN ON       GAIN (LOSS) ON
SUBACCOUNT                                                          ON INVESTMENTS      INVESTMENTS       INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                             $     1,648,151   $            --   $     1,648,151
American Funds Blue Chip Income and Growth Class 2                          717,653                --           717,653
American Funds Bond Class 2                                                 859,736                --           859,736
American Funds Cash Management Class 2                                     (118,625)               --          (118,625)
American Funds Global Balanced Class 2                                       40,360                --            40,360
American Funds Global Bond Class 2                                          407,883           402,668           810,551
American Funds Global Discovery Class 2                                     240,911                --           240,911
American Funds Global Growth Class 2                                      1,147,480                --         1,147,480
American Funds Global Growth and Income Class 2                             168,523                --           168,523
American Funds Global Small Capitalization Class 2                         (156,968)               --          (156,968)
American Funds Growth Class 2                                             3,570,510                --         3,570,510
American Funds Growth-Income Class 2                                      1,187,772                --         1,187,772
American Funds High-Income Bond Class 2                                     160,043                --           160,043
American Funds International Class 2                                     (1,121,018)               --        (1,121,018)
American Funds International Growth and Income Class 2                       37,200                --            37,200
American Funds Mortgage Class 2                                               5,415            12,364            17,779
American Funds New World Class 2                                            343,782                --           343,782
American Funds Protected Asset Allocation Class P2                              (18)               --               (18)
American Funds U.S. Government/AAA-Rated Securities Class 2                 610,360         1,963,673         2,574,033
LVIP American Balanced Allocation Service Class                             156,189            19,276           175,465
LVIP American Growth Allocation Service Class                                80,531             8,467            88,998
LVIP American Income Allocation Service Class                                77,160             3,671            80,831
LVIP American Preservation Service Class                                       (136)               --              (136)
LVIP Protected American Balanced Allocation Service Class                    26,370                --            26,370
LVIP Protected American Growth Allocation Service Class                       9,237                --             9,237

                                                                      NET CHANGE       NET INCREASE
                                                                     IN UNREALIZED      (DECREASE)
                                                                    APPRECIATION OR    IN NET ASSETS
                                                                     DEPRECIATION        RESULTING
SUBACCOUNT                                                          ON INVESTMENTS    FROM OPERATIONS
-----------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                             $    10,370,713   $    12,368,010
American Funds Blue Chip Income and Growth Class 2                        9,480,796        10,558,331
American Funds Bond Class 2                                               1,975,793         3,784,427
American Funds Cash Management Class 2                                       37,842          (369,661)
American Funds Global Balanced Class 2                                      313,766           360,055
American Funds Global Bond Class 2                                          914,714         1,921,381
American Funds Global Discovery Class 2                                   1,785,041         1,896,905
American Funds Global Growth Class 2                                      9,939,946        10,678,096
American Funds Global Growth and Income Class 2                           6,240,058         6,832,348
American Funds Global Small Capitalization Class 2                        5,448,182         5,203,600
American Funds Growth Class 2                                            22,739,336        24,888,542
American Funds Growth-Income Class 2                                     20,782,099        21,976,203
American Funds High-Income Bond Class 2                                   1,828,153         3,940,769
American Funds International Class 2                                     11,545,819        10,287,582
American Funds International Growth and Income Class 2                    1,093,473         1,171,407
American Funds Mortgage Class 2                                               3,306             7,359
American Funds New World Class 2                                          5,430,860         5,548,358
American Funds Protected Asset Allocation Class P2                           (3,484)             (838)
American Funds U.S. Government/AAA-Rated Securities Class 2              (1,949,269)          159,544
LVIP American Balanced Allocation Service Class                           1,358,982         1,794,069
LVIP American Growth Allocation Service Class                             1,382,519         1,636,649
LVIP American Income Allocation Service Class                               140,853           294,759
LVIP American Preservation Service Class                                       (837)             (957)
LVIP Protected American Balanced Allocation Service Class                   296,848           456,954
LVIP Protected American Growth Allocation Service Class                     414,349           559,930

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2012

                                                                                          AMERICAN
                                                                           AMERICAN      FUNDS BLUE
                                                                             FUNDS       CHIP INCOME                    AMERICAN
                                                                             ASSET           AND         AMERICAN      FUNDS CASH
                                                                          ALLOCATION       GROWTH       FUNDS BOND     MANAGEMENT
                                                                            CLASS 2        CLASS 2        CLASS 2        CLASS 2
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $  94,223,518  $  92,844,706  $  96,941,999  $  28,638,347
Changes From Operations:
 - Net investment income (loss)                                                327,116        142,485      1,422,078       (379,041)
 - Net realized gain (loss) on investments                                     512,689       (524,625)       555,708       (164,548)
 - Net change in unrealized appreciation or depreciation on investments       (977,688)    (1,832,858)     2,417,736         32,937
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (137,883)    (2,214,998)     4,395,522       (510,652)
Change From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        3,146,872      5,058,854      6,342,364      1,306,055
 - Contract withdrawals                                                     (8,414,070)    (8,136,661)    (9,951,953)    (7,455,471)
 - Contract transfers                                                       (1,216,365)       423,093      2,378,688        384,881
                                                                         -------------  -------------  -------------  -------------
                                                                            (6,483,563)    (2,654,714)    (1,230,901)    (5,764,535)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (6,483,563)    (2,654,714)    (1,230,901)    (5,764,535)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (6,621,446)    (4,869,712)     3,164,621     (6,275,187)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             87,602,072     87,974,994    100,106,620     22,363,160
Changes From Operations:
 - Net investment income (loss)                                                349,146        359,882        948,898       (288,878)
 - Net realized gain (loss) on investments                                   1,648,151        717,653        859,736       (118,625)
 - Net change in unrealized appreciation or depreciation on investments     10,370,713      9,480,796      1,975,793         37,842
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             12,368,010     10,558,331      3,784,427       (369,661)
Change From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        3,095,659      2,592,838      3,804,227      1,252,891
 - Contract withdrawals                                                     (8,752,010)    (9,486,852)   (11,161,680)    (9,772,145)
 - Contract transfers                                                       (2,150,528)     1,277,436      8,057,648      2,234,633
                                                                         -------------  -------------  -------------  -------------
                                                                            (7,806,879)    (5,616,578)       700,195     (6,284,621)
Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (7,806,879)    (5,616,578)       700,195     (6,284,621)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      4,561,131      4,941,753      4,484,622     (6,654,282)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $  92,163,203  $  92,916,747  $ 104,591,242  $  15,708,878
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                           AMERICAN       AMERICAN       AMERICAN
                                                                         FUNDS GLOBAL   FUNDS GLOBAL   FUNDS GLOBAL
                                                                           BALANCED         BOND         DISCOVERY
                                                                            CLASS 2        CLASS 2        CLASS 2
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $          --  $  33,449,772  $  13,069,551
Changes From Operations:
 - Net investment income (loss)                                                 (1,112)       542,262       (161,009)
 - Net realized gain (loss) on investments                                     (12,103)       754,736        378,188
 - Net change in unrealized appreciation or depreciation on investments        (41,975)      (319,631)    (1,281,843)
                                                                         -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (55,190)       977,367     (1,064,664)
Change From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          710,297      5,611,556        782,409
 - Contract withdrawals                                                        (26,550)    (4,219,344)    (1,138,054)
 - Contract transfers                                                        2,388,563      8,739,039     (1,271,634)
                                                                         -------------  -------------  -------------
                                                                             3,072,310     10,131,251     (1,627,279)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       3,072,310     10,131,251     (1,627,279)
                                                                         -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      3,017,120     11,108,618     (2,691,943)
                                                                         -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              3,017,120     44,558,390     10,377,608
Changes From Operations:
 - Net investment income (loss)                                                  5,929        196,116       (129,047)
 - Net realized gain (loss) on investments                                      40,360        810,551        240,911
 - Net change in unrealized appreciation or depreciation on investments        313,766        914,714      1,785,041
                                                                         -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                360,055      1,921,381      1,896,905
Change From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          692,355      1,992,231        451,687
 - Contract withdrawals                                                       (225,123)    (4,236,888)      (881,243)
 - Contract transfers                                                          486,876     (1,458,623)      (322,751)
                                                                         -------------  -------------  -------------
                                                                               954,108     (3,703,280)      (752,307)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --         12,338             --
 - Annuity payments                                                               (540)        (1,143)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                      (899)        (1,921)            --
                                                                         -------------  -------------  -------------
                                                                                (1,439)         9,274             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         952,669     (3,694,006)      (752,307)
                                                                         -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,312,724     (1,772,625)     1,144,598
                                                                         -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $   4,329,844  $  42,785,765  $  11,522,206
                                                                         =============  =============  =============

                                                                                          AMERICAN        AMERICAN
                                                                           AMERICAN     FUNDS GLOBAL       FUNDS
                                                                         FUNDS GLOBAL    GROWTH AND     GLOBAL SMALL
                                                                            GROWTH         INCOME      CAPITALIZATION
                                                                            CLASS 2        CLASS 2        CLASS 2
                                                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $  63,635,009  $  51,966,603  $   45,595,469
Changes From Operations:
 - Net investment income (loss)                                               (170,316)       509,889        (102,411)
 - Net realized gain (loss) on investments                                     775,341        265,478         526,504
 - Net change in unrealized appreciation or depreciation on investments     (7,020,360)    (3,889,812)     (8,873,615)
                                                                         -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (6,415,335)    (3,114,445)     (8,449,522)
Change From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        2,453,225      2,955,533       1,812,731
 - Contract withdrawals                                                     (5,382,009)    (3,752,480)     (3,624,564)
 - Contract transfers                                                          310,000     (2,424,713)     (2,964,209)
                                                                         -------------  -------------  --------------
                                                                            (2,618,784)    (3,221,660)     (4,776,042)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (2,618,784)    (3,221,660)     (4,776,042)
                                                                         -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (9,034,119)    (6,336,105)    (13,225,564)
                                                                         -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                             54,600,890     45,630,498      32,369,905
Changes From Operations:
 - Net investment income (loss)                                               (409,330)       423,767         (87,614)
 - Net realized gain (loss) on investments                                   1,147,480        168,523        (156,968)
 - Net change in unrealized appreciation or depreciation on investments      9,939,946      6,240,058       5,448,182
                                                                         -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             10,678,096      6,832,348       5,203,600
Change From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          936,912      1,675,992         869,303
 - Contract withdrawals                                                     (5,379,301)    (3,739,953)     (2,952,028)
 - Contract transfers                                                       (3,816,684)    (3,785,154)       (983,246)
                                                                         -------------  -------------  --------------
                                                                            (8,259,073)    (5,849,115)     (3,065,971)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                     12,400             --          12,439
 - Annuity payments                                                             (1,162)          (548)         (1,655)
 - Receipt (reimbursement) of mortality guarantee adjustment                    (2,012)          (915)         (2,841)
                                                                         -------------  -------------  --------------
                                                                                 9,226         (1,463)          7,943
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (8,249,847)    (5,850,578)     (3,058,028)
                                                                         -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      2,428,249        981,770       2,145,572
                                                                         -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                          $  57,029,139  $  46,612,268  $   34,515,477
                                                                         =============  =============  ==============
                                                                          AMERICAN       AMERICAN       AMERICAN
                                                                            FUNDS          FUNDS          FUNDS
                                                                           GROWTH      GROWTH-INCOME   HIGH-INCOME
                                                                           CLASS 2        CLASS 2     BOND CLASS 2
                                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $ 190,861,596  $ 166,090,657  $  36,376,515
Changes From Operations:
 - Net investment income (loss)                                             (1,841,768)       (87,028)     2,066,456
 - Net realized gain (loss) on investments                                   2,299,852       (795,983)       465,767
 - Net change in unrealized appreciation or depreciation on investments    (10,496,698)    (4,162,201)    (2,410,191)
                                                                         -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (10,038,614)    (5,045,212)       122,032
Change From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        6,339,108      4,685,797      1,730,272
 - Contract withdrawals                                                    (18,251,677)   (16,453,596)    (4,169,100)
 - Contract transfers                                                       (7,311,151)    (3,825,438)    (1,008,500)
                                                                         -------------  -------------  --------------
                                                                           (19,223,720)   (15,593,237)    (3,447,328)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (19,223,720)   (15,593,237)    (3,447,328)
                                                                         -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (29,262,334)   (20,638,449)    (3,325,296)
                                                                         -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                            161,599,262    145,452,208     33,051,219
Changes From Operations:
 - Net investment income (loss)                                             (1,421,304)         6,332      1,952,573
 - Net realized gain (loss) on investments                                   3,570,510      1,187,772        160,043
 - Net change in unrealized appreciation or depreciation on investments     22,739,336     20,782,099      1,828,153
                                                                         -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             24,888,542     21,976,203      3,940,769
Change From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        3,299,311      2,788,174      1,342,639
 - Contract withdrawals                                                    (17,100,553)   (14,966,564)    (4,354,619)
 - Contract transfers                                                       (8,268,136)    (4,661,142)     2,182,076
                                                                         -------------  -------------  --------------
                                                                           (22,069,378)   (16,839,532)      (829,904)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --         12,362             --
 - Annuity payments                                                                 --         (1,166)          (545)
 - Receipt (reimbursement) of mortality guarantee adjustment                        --         (1,993)          (945)
                                                                         -------------  -------------  --------------
                                                                                    --          9,203         (1,490)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (22,069,378)   (16,830,329)      (831,394)
                                                                         -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      2,819,164      5,145,874      3,109,375
                                                                         -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                          $ 164,418,426  $ 150,598,082  $  36,160,594
                                                                         =============  =============  =============

                                                                                       AMERICAN
                                                                                         FUNDS
                                                                       AMERICAN      INTERNATIONAL     AMERICAN        AMERICAN
                                                                         FUNDS        GROWTH AND         FUNDS           FUNDS
                                                                     INTERNATIONAL      INCOME         MORTGAGE        NEW WORLD
                                                                        CLASS 2         CLASS 2         CLASS 2         CLASS 2
                                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                        $  82,700,380   $   6,419,632   $          --   $  43,751,013
Changes From Operations:
  - Net investment income (loss)                                            91,382         109,975          (3,970)         42,881
  - Net realized gain (loss) on investments                               (554,705)        133,901           9,280       1,158,055
  - Net change in unrealized appreciation or depreciation on
    investments                                                        (11,516,435)     (1,133,444)          3,841      (7,778,921)
                                                                     -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        (11,979,758)       (889,568)          9,151      (6,577,985)
Change From Unit Transactions:
  Accumulation Units:
  - Contract purchases                                                   2,615,089       1,541,647         237,141       2,651,155
  - Contract withdrawals                                                (7,249,243)       (563,900)        (14,079)     (3,249,366)
  - Contract transfers                                                     928,273       1,777,664         622,599        (494,906)
                                                                     -------------   -------------   -------------   -------------
                                                                        (3,705,881)      2,755,411         845,661      (1,093,117)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                           (3,705,881)      2,755,411         845,661      (1,093,117)
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (15,685,639)      1,865,843         854,812      (7,671,102)
                                                                     -------------   -------------   -------------   -------------
NET ASSETS AT DECEMBER 31, 2011                                         67,014,741       8,285,475         854,812      36,079,911
Changes From Operations:
  - Net investment income (loss)                                          (137,219)         40,734         (13,726)       (226,284)
  - Net realized gain (loss) on investments                             (1,121,018)         37,200          17,779         343,782
  - Net change in unrealized appreciation or depreciation on
    investments                                                         11,545,819       1,093,473           3,306       5,430,860
                                                                     -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        10,287,582       1,171,407           7,359       5,548,358
Change From Unit Transactions:
  Accumulation Units:
  - Contract purchases                                                   1,615,299         496,155         320,656         964,527
  - Contract withdrawals                                                (6,030,221)       (750,661)       (213,311)     (2,614,168)
  - Contract transfers                                                  (4,123,211)       (825,440)        328,563      (1,954,370)
                                                                     -------------   -------------   -------------   -------------
                                                                        (8,538,133)     (1,079,946)        435,908      (3,604,011)
  Annuity Reserves:
  - Transfer from accumulation units and between
    subaccounts                                                                 --              --              --              --
  - Annuity payments                                                            --              --              --              --
  - Receipt (reimbursement) of mortality guarantee adjustment                   --              --              --              --
                                                                     -------------   -------------   -------------   -------------
                                                                                --              --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                           (8,538,133)     (1,079,946)        435,908      (3,604,011)
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  1,749,449          91,461         443,267       1,944,347
                                                                     -------------   -------------   -------------   -------------
NET ASSETS AT DECEMBER 31, 2012                                      $  68,764,190   $   8,376,936   $   1,298,079   $  38,024,258
                                                                     =============   =============   =============   =============

See accompanying notes.

                                                                      AMERICAN        AMERICAN
                                                                        FUNDS        FUNDS U.S.
                                                                      PROTECTED      GOVERNMENT/    LVIP AMERICAN   LVIP AMERICAN
                                                                        ASSET         AAA-RATED       BALANCED         GROWTH
                                                                     ALLOCATION      SECURITIES      ALLOCATION      ALLOCATION
                                                                      CLASS P2         CLASS 2      SERVICE CLASS   SERVICE CLASS
                                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                       $          --   $  66,987,342   $   1,331,161   $   1,196,027
Changes From Operations:
  - Net investment income (loss)                                               --          91,952        (104,291)       (119,851)
  - Net realized gain (loss) on investments                                    --       2,189,635          (5,535)         14,698
  - Net change in unrealized appreciation or depreciation on
    investments                                                                --       1,561,312        (188,973)       (392,012)
                                                                    -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                --       3,842,899        (298,799)       (497,165)
Change From Unit Transactions:
  Accumulation Units:
  - Contract purchases                                                         --       3,673,556       7,228,031       7,676,507
  - Contract withdrawals                                                       --      (5,915,682)       (413,337)       (212,475)
  - Contract transfers                                                         --       1,088,594       7,701,832       5,227,937
                                                                    -------------   -------------   -------------   -------------
                                                                               --      (1,153,532)     14,516,526      12,691,969
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  --      (1,153,532)     14,516,526      12,691,969
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        --       2,689,367      14,217,727      12,194,804
                                                                    -------------   -------------   -------------   -------------
NET ASSETS AT DECEMBER 31, 2011                                                --      69,676,709      15,548,888      13,390,831
Changes From Operations:
  - Net investment income (loss)                                            2,664        (465,220)        259,622         165,132
  - Net realized gain (loss) on investments                                   (18)      2,574,033         175,465          88,998
  - Net change in unrealized appreciation or depreciation on
    investments                                                            (3,484)     (1,949,269)      1,358,982       1,382,519
                                                                    -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (838)        159,544       1,794,069       1,636,649
Change From Unit Transactions:
  Accumulation Units:
  - Contract purchases                                                    226,574       1,583,799       5,859,478       3,887,898
  - Contract withdrawals                                                     (830)     (8,903,120)     (1,011,939)       (514,065)
  - Contract transfers                                                     12,503       2,860,821       4,387,807       1,131,319
                                                                    -------------   -------------   -------------   -------------
                                                                          238,247      (4,458,500)      9,235,346       4,505,152
  Annuity Reserves:
  - Transfer from accumulation units and between subaccounts                   --              --              --              --
  - Annuity payments                                                           --              --              --              --
  - Receipt (reimbursement) of mortality guarantee adjustment                  --              --              --              --
                                                                    -------------   -------------   -------------   -------------
                                                                               --              --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             238,247      (4,458,500)      9,235,346       4,505,152
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   237,409      (4,298,956)     11,029,415       6,141,801
                                                                    -------------   -------------   -------------   -------------
NET ASSETS AT DECEMBER 31, 2012                                     $     237,409   $  65,377,753   $  26,578,303   $  19,532,632
                                                                    =============   =============   =============   =============

                                                                                                        LVIP            LVIP
                                                                                                      PROTECTED       PROTECTED
                                                                    LVIP AMERICAN                     AMERICAN        AMERICAN
                                                                       INCOME       LVIP AMERICAN     BALANCED         GROWTH
                                                                     ALLOCATION     PRESERVATION     ALLOCATION      ALLOCATION
                                                                    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                       $     825,093   $          --   $          --   $          --
Changes From Operations:
  - Net investment income (loss)                                          (32,595)             --              --              --
  - Net realized gain (loss) on investments                                 9,697              --              --              --
  - Net change in unrealized appreciation or depreciation on
    investments                                                            14,436              --              --              --
                                                                    -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (8,462)             --              --              --
Change From Unit Transactions:
  Accumulation Units:
  - Contract purchases                                                    339,894              --              --              --
  - Contract withdrawals                                                 (258,927)             --              --              --
  - Contract transfers                                                  3,116,238              --              --              --
                                                                    -------------   -------------   -------------   -------------
                                                                        3,197,205              --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                           3,197,205              --              --              --
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 3,188,743              --              --              --
                                                                    -------------   -------------   -------------   -------------
NET ASSETS AT DECEMBER 31, 2011                                         4,013,836              --              --              --
Changes From Operations:
  - Net investment income (loss)                                           73,075              16         133,736         136,344
  - Net realized gain (loss) on investments                                80,831            (136)         26,370           9,237
  - Net change in unrealized appreciation or depreciation on
    investments                                                           140,853            (837)        296,848         414,349
                                                                    -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           294,759            (957)        456,954         559,930
Change From Unit Transactions:
  Accumulation Units:
  - Contract purchases                                                  1,238,748         492,987      16,476,589      15,564,898
  - Contract withdrawals                                                 (747,775)        (54,348)       (170,636)       (166,988)
  - Contract transfers                                                  1,279,874         607,114       7,350,267      12,680,120
                                                                    -------------   -------------   -------------   -------------
                                                                        1,770,847       1,045,753      23,656,220      28,078,030
  Annuity Reserves:
  - Transfer from accumulation units and between subaccounts                   --              --              --              --
  - Annuity payments                                                           --              --              --              --
  - Receipt (reimbursement) of mortality guarantee adjustment                  --              --              --              --
                                                                    -------------   -------------   -------------   -------------
                                                                               --              --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                           1,770,847       1,045,753      23,656,220      28,078,030
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 2,065,606       1,044,796      24,113,174      28,637,960
                                                                    -------------   -------------   -------------   -------------
NET ASSETS AT DECEMBER 31, 2012                                     $   6,079,442   $   1,044,796   $  24,113,174   $  28,637,960
                                                                    =============   =============   =============   =============

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2012

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life & Annuity Variable Annuity Account H (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 1, 2000, are part of the operations of the Company. The Variable Account consists of thirteen products as follows:

  - American Legacy III
  - American Legacy III (B Class)
  - American Legacy III C Share
  - American Legacy III Plus
  - American Legacy III View
  - American Legacy Shareholder's Advantage
  - American Legacy Shareholder's Advantage (A Class)
  - American Legacy Design
  - American Legacy Signature
  - American Legacy Fusion
  - American Legacy Series B Share
  - American Legacy Series C Share
  - American Legacy Series L Share

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-five mutual funds (the Funds) of two diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series (American Funds):
  American Funds Asset Allocation Class 2 Fund
  American Funds Blue Chip Income and Growth Class 2 Fund
  American Funds Bond Class 2 Fund
  American Funds Cash Management Class 2 Fund
  American Funds Global Balanced Class 2 Fund
  American Funds Global Bond Class 2 Fund
  American Funds Global Discovery Class 2 Fund
  American Funds Global Growth Class 2 Fund
  American Funds Global Growth and Income Class 2 Fund
  American Funds Global Small Capitalization Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds High-Income Bond Class 2 Fund
  American Funds International Class 2 Fund
  American Funds International Growth and Income Class 2 Fund
  American Funds Mortgage Class 2 Fund
  American Funds New World Class 2 Fund
  American Funds Protected Asset Allocation Class P2 Fund
  American Funds U.S. Government/AAA-Rated Securities Class 2 Fund

Lincoln Variable Insurance Products Trust (LVIP)*:
  LVIP American Balanced Allocation Service Class Fund
  LVIP American Growth Allocation Service Class Fund
  LVIP American Income Allocation Service Class Fund
  LVIP American Preservation Service Class Fund
  LVIP Protected American Balanced Allocation Service Class Fund
  LVIP Protected American Growth Allocation Service Class Fund

* Denotes an affiliate of the Company.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2012. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets
Level 2 - inputs to the valuation methodology are observable, directly or indirectly
Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

INVESTMENT FUND CHANGES: During 2011, the American Funds Global Balanced Class 2 Fund and the American Funds Mortgage Class 2 Fund became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2011, the 2011 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2011.

In the accompanying 2011 Statements of Changes in Net Assets, certain 2011 contract purchases and contract withdrawals have been reclassified to contract transfers. The total net increase/(decrease) in net assets resulting from unit transactions has not changed.

In the accompanying financial statements, the 2011 balances and activity in the Statements of Changes in Net Assets, Footnote 3 and Footnote 6 for the American Funds Mortgage Class 2 fund and the American Funds Global Balanced Class 2 fund have been reclassified, as the balances and activity for each fund were mislabeled in the December 31, 2011 financial statements.

During 2012, the American Funds Protected Asset Allocation Class P2 Fund, the LVIP American Preservation Service Class Fund, the LVIP Protected American Balanced Allocation Service Class Fund and the LVIP Protected American Growth Allocation Service Class Fund became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The ranges of rates are as follows for the thirteen contract types within the Variable
Account:

- American Legacy III at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- American Legacy III (B Class) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

- American Legacy III C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
-  American  Legacy III Plus at a daily rate of .0038356% to .0083562%
   (1.40% to 3.05% on an annual basis)
- American Legacy III View at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- American Legacy Shareholder's Advantage at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
- American Legacy Shareholder's Advantage (A Class) at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
- American Legacy Design at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)
- American Legacy Signature at a daily rate of .0034247% to .0086301% (1.25% to 3.15% on an annual basis)
- American Legacy Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis)
- American Legacy Series B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- American Legacy Series C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- American Legacy Series L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

Proceeds retained from the sales of annuity contracts for contract charges and surrender charges for the years ended December 31, 2012 and 2011, amounted to $5,710,921 and $5,199,852, respectively.

For the Shareholder's Advantage product, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the years ended December 31, 2012 and 2011, sales charges were $112,398 and $140,564, respectively.

The Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2012, follows:

                              MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION CLASS 2
           2012                 0.60%     2.95%  $  1.54   $ 17.48   23,390,047  $  92,163,203      12.82%    15.50%         1.90%
           2011                 0.60%     2.95%     1.35     15.20   26,199,214     87,602,072      -1.55%     0.69%         1.86%
           2010                 0.60%     2.85%     1.36     15.17   29,727,971     94,223,518       9.35%    11.83%         1.97%
           2009                 0.60%     2.85%     1.23     13.62   34,027,287     92,254,523      20.56%    23.24%         2.37%
           2008                 0.60%     2.80%     1.01     11.10   37,899,464     79,814,050     -31.46%   -29.93%         2.51%

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 2
           2012                 0.60%     3.15%     1.14     16.32   22,383,872     92,916,747      10.35%    13.20%         1.97%
           2011                 0.60%     3.15%     1.02     14.48   24,318,790     87,974,994      -3.69%    -1.50%         1.74%
           2010                 0.60%     2.85%     1.05     14.77   27,091,441     92,844,706       9.17%    11.65%         1.77%
           2009                 0.60%     2.85%     0.95     13.28   28,589,448     81,854,819      24.44%    27.20%         2.18%
           2008                 0.60%     2.80%     0.75     10.49   30,968,039     63,448,349     -38.26%   -36.89%         2.18%

AMERICAN FUNDS BOND CLASS 2
           2012                 0.60%     3.15%     1.42     13.65   19,584,744    104,591,242       2.11%     4.74%         2.50%
           2011                 0.60%     3.15%     1.37     13.09   20,947,858    100,106,620       3.12%     5.47%         2.99%
           2010                 0.60%     2.85%     1.31     12.47   23,534,563     96,941,999       3.51%     5.81%         3.06%
           2009                 0.60%     2.80%     1.25     11.84   23,285,311     85,109,362       9.50%    11.93%         3.51%
           2008                 0.60%     2.80%     1.13     10.62   21,171,141     58,335,108     -11.85%    -9.89%         5.85%

AMERICAN FUNDS CASH MANAGEMENT CLASS 2
           2012                 0.60%     2.80%     0.96     10.55    5,762,909     15,708,878      -3.20%    -1.11%         0.00%
           2011                 0.60%     2.80%     0.98     10.68    8,069,546     22,363,160      -3.28%    -1.17%         0.00%
           2010                 0.60%     2.80%     1.00     10.82    8,659,593     28,638,347      -3.11%    -0.95%         0.00%
           2009                 0.60%     2.80%     1.02     10.94   10,614,900     37,799,007      -3.09%    -0.93%         0.18%
           2008                 0.60%     2.80%     1.04     11.06   16,132,163     61,547,970      -0.82%     1.28%         1.93%

AMERICAN FUNDS GLOBAL BALANCED CLASS 2
           2012                 0.80%     2.95%    10.35     10.72      409,174      4,329,844       8.98%    11.34%         1.75%
           2011     5/24/11     0.72%     2.95%     9.50      9.63      315,088      3,017,120      -5.46%     4.46%         0.91%

                              MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND CLASS 2
           2012                 0.60%     3.15%  $ 10.27   $ 14.13    3,243,833  $  42,785,765       2.90%     5.56%         2.10%
           2011                 0.60%     3.15%    11.93     13.38    3,521,537     44,558,390       1.60%     3.91%         2.96%
           2010                 0.60%     2.85%    11.77     12.88    2,706,956     33,449,772       2.33%     4.60%         3.19%
           2009                 0.60%     2.80%    11.50     12.31    2,026,999     24,130,271       6.66%     9.04%         1.80%
           2008                 0.60%     2.80%    10.78     11.29    1,296,204     14,343,109       0.62%     2.86%         5.05%

AMERICAN FUNDS GLOBAL DISCOVERY CLASS 2
           2012                 0.60%     2.95%     1.43     17.74    1,844,796     11,522,206      17.02%    19.79%         0.51%
           2011                 0.60%     2.95%     1.20     12.63    2,053,692     10,377,608      -9.69%    -7.68%         0.36%
           2010                 0.60%     2.80%     1.32     13.69    2,467,183     13,069,551       7.11%     9.42%         0.53%
           2009                 0.60%     2.80%     1.21     12.52    2,910,878     13,000,255      47.11%    50.01%         0.61%
           2008                 0.60%     2.55%     0.82      8.31    2,391,225      6,655,394     -46.47%   -45.41%         0.77%

AMERICAN FUNDS GLOBAL GROWTH CLASS 2
           2012                 0.60%     3.15%     1.20     20.48   10,404,875     57,029,139      18.76%    21.83%         0.87%
           2011                 0.60%     3.15%     1.00     17.52   12,741,767     54,600,890     -11.45%    -9.43%         1.30%
           2010                 0.60%     2.85%     1.11     19.59   14,397,099     63,635,009       8.66%    11.08%         1.51%
           2009                 0.60%     2.80%     1.01     17.86   15,990,853     58,061,733      38.38%    41.45%         1.46%
           2008                 0.60%     2.80%     0.72     12.78   17,506,686     41,557,580     -40.09%   -38.76%         1.95%

AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 2
           2012                 0.60%     2.95%    10.88     14.74    3,882,056     46,612,268      14.14%    16.85%         2.45%
           2011                 0.60%     2.95%     9.51     10.96    4,395,109     45,630,498      -7.53%    -5.42%         2.57%
           2010                 0.60%     2.85%    10.44     11.58    4,687,742     51,966,603       8.64%    11.12%         2.66%
           2009                 0.60%     2.85%     9.61     10.42    4,545,543     45,787,363      35.80%    38.89%         2.60%
           2008                 0.60%     2.85%     7.09      7.51    4,158,350     30,450,902     -42.79%   -41.52%         2.31%

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
           2012                 0.60%     2.95%     1.28     23.23    5,606,093     34,515,477      14.74%    17.47%         1.34%
           2011                 0.60%     2.95%     1.10     20.61    6,489,935     32,369,905     -21.42%   -19.63%         1.32%
           2010                 0.60%     2.85%     1.38     25.96    7,884,041     45,595,469      18.98%    21.68%         1.68%
           2009                 0.60%     2.85%     1.14     21.61    8,710,600     38,562,530      56.77%    60.33%         0.30%
           2008                 0.60%     2.85%     0.72     13.64    9,080,618     22,335,889     -54.81%   -53.80%         0.00%

AMERICAN FUNDS GROWTH CLASS 2
           2012                 0.60%     3.15%     1.05     19.03   31,611,535    164,418,426      14.24%    17.19%         0.77%
           2011                 0.60%     3.15%     0.91     16.32   37,208,619    161,599,262      -6.97%    -4.85%         0.60%
           2010                 0.60%     2.85%     0.97     17.22   43,591,768    190,861,596      15.35%    17.97%         0.73%
           2009                 0.60%     2.85%     0.83     14.67   46,772,009    160,592,245      35.56%    38.58%         0.69%
           2008                 0.60%     2.80%     0.60     10.63   47,801,820    106,078,459     -45.52%   -44.31%         0.91%

AMERICAN FUNDS GROWTH-INCOME CLASS 2
           2012                 0.60%     3.15%     1.41     16.62   33,941,565    150,598,082      13.84%    16.78%         1.58%
           2011                 0.60%     3.15%     1.22     14.30   39,581,032    145,452,208      -4.59%    -2.42%         1.51%
           2010                 0.60%     2.85%     1.26     14.72   46,100,122    166,090,657       8.30%    10.76%         1.49%
           2009                 0.60%     2.85%     1.15     13.35   51,949,166    156,851,972      27.55%    30.46%         1.63%
           2008                 0.60%     2.85%     0.89     10.28   57,389,349    122,731,332     -39.57%   -38.22%         1.77%

AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
           2012                 0.60%     2.95%     1.89     16.77    5,734,128     36,160,594      10.40%    13.02%         7.14%
           2011                 0.60%     2.95%     1.69     15.02    6,151,984     33,051,219      -0.94%     1.31%         7.32%
           2010                 0.60%     2.85%     1.69     15.01    7,058,751     36,376,515      11.90%    14.38%         7.57%
           2009                 0.60%     2.80%     1.49     13.29    7,658,410     33,159,166      35.11%    38.11%         7.60%
           2008                 0.60%     2.80%     1.09      9.74    7,422,899     21,382,325     -25.94%   -24.29%         7.47%

AMERICAN FUNDS INTERNATIONAL CLASS 2
           2012                 0.60%     3.15%     1.01     20.80   12,468,026     68,764,190      14.25%    17.20%         1.43%
           2011                 0.60%     3.15%     0.87     17.97   14,241,820     67,014,741     -16.39%   -14.48%         1.74%
           2010                 0.60%     2.85%     1.02     21.28   16,111,680     82,700,380       4.22%     6.59%         2.06%
           2009                 0.60%     2.85%     0.97     20.21   17,718,791     77,484,782      39.05%    42.22%         1.57%
           2008                 0.60%     2.85%     0.68     14.39   19,895,711     56,225,709     -43.72%   -42.47%         2.11%

AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 2
           2012                 0.60%     2.95%    11.21     16.98      518,123      8,376,936      13.12%    15.81%         2.12%
           2011                 0.60%     2.95%    13.67     14.66      587,322      8,285,475     -11.28%    -9.26%         3.04%
           2010                 0.60%     2.85%    15.40     16.16      406,617      6,419,632       3.92%     6.28%         2.39%
           2009                 0.60%     2.85%    15.00     15.06      224,252      3,368,702      37.54%    38.09%         2.35%
           2008    11/25/08     1.40%     1.80%    10.90     10.91        6,903         75,282       0.78%    12.02%         0.07%

                              MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS   RETURN(4)  RETURN(4)   RATIO(5)
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS MORTGAGE CLASS 2
           2012                 0.75%     2.95%  $ 10.18   $ 10.51      125,387  $   1,298,079      -0.35%     1.63%         0.45%
           2011     6/7/11      0.75%     2.70%    10.21     10.34       83,083        854,812       0.44%     2.51%         0.06%

AMERICAN FUNDS NEW WORLD CLASS 2
           2012                 0.60%     2.95%     2.27     27.92    4,202,495     38,024,258      14.40%    17.12%         1.00%
           2011                 0.60%     2.95%     1.96     24.85    4,785,409     36,079,911     -16.37%   -14.46%         1.70%
           2010                 0.60%     2.85%     2.31     29.42    5,362,321     43,751,013      14.62%    17.17%         1.61%
           2009                 0.60%     2.80%     1.98     25.42    5,618,927     36,072,227      45.52%    48.76%         1.61%
           2008                 0.60%     2.80%     1.34     17.30    5,664,179     22,717,746     -43.97%   -42.72%         1.55%

AMERICAN FUNDS PROTECTED ASSET ALLOCATION CLASS P2
           2012    12/5/12      1.25%     1.30%    10.22     10.22       23,237        237,409      -0.43%     0.25%         1.39%

AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
           2012                 0.60%     2.95%     1.32     13.50    9,663,892     65,377,753      -1.06%     1.29%         0.99%
           2011                 0.60%     2.95%     1.32     13.39   11,207,202     69,676,709       4.55%     6.93%         1.79%
           2010                 0.60%     2.85%     1.24     12.58   11,911,173     66,987,342       2.78%     5.11%         1.85%
           2009                 0.60%     2.85%     1.20     12.02   11,257,657     53,925,686      -0.33%     1.89%         2.61%
           2008                 0.60%     2.80%     1.18     11.85   11,975,842     49,800,556       4.66%     6.98%         3.63%

LVIP AMERICAN BALANCED ALLOCATION SERVICE CLASS
           2012                 0.60%     2.80%    11.01     11.59    2,354,023     26,578,303       8.22%    10.51%         2.84%
           2011                 0.60%     2.70%    10.33     10.46    1,506,231     15,548,888      -2.27%    -1.38%         0.41%
           2010    12/3/10      0.75%     1.65%    10.57     10.61      125,786      1,331,161       0.70%     1.06%         0.00%

LVIP AMERICAN GROWTH ALLOCATION SERVICE CLASS
           2012                 0.80%     3.15%    10.49     11.62    1,720,172     19,532,632       9.25%    11.84%         2.74%
           2011                 0.72%     3.15%    10.23     10.32    1,307,595     13,390,831      -4.04%    -3.47%         0.33%
           2010    12/3/10      0.75%     1.90%    10.66     10.72      111,980      1,196,027       0.81%     1.34%         0.00%

LVIP AMERICAN INCOME ALLOCATION SERVICE CLASS
           2012                 0.60%     2.85%    10.80     11.40      549,144      6,079,442       5.23%     7.63%         3.37%
           2011                 0.60%     2.85%    10.44     10.57      385,136      4,013,836       0.82%     1.74%         0.35%
           2010    12/3/10      0.75%     1.65%    10.35     10.39       79,629        825,093       0.55%     0.68%         0.00%

LVIP AMERICAN PRESERVATION SERVICE CLASS
           2012    10/8/12      0.90%     2.60%     9.95     10.01      104,578      1,044,796      -0.24%    -0.02%         0.27%

LVIP PROTECTED AMERICAN BALANCED ALLOCATION SERVICE CLASS
           2012     4/4/12      0.75%     2.95%     10.03    10.21    2,377,223     24,113,174      -0.28%     6.84%         2.52%

LVIP PROTECTED AMERICAN GROWTH ALLOCATION SERVICE CLASS
           2012     4/4/12      0.65%     2.95%     10.10    10.28    2,802,303     28,637,960       0.49%     7.37%         2.46%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2012:

                                                                     AGGREGATE         AGGREGATE
                                                                      COST OF           PROCEEDS
SUBACCOUNT                                                           PURCHASES         FROM SALES
---------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                            $     7,141,090  $    14,234,279
American Funds Blue Chip Income and Growth Class 2                       6,874,889       12,150,659
American Funds Bond Class 2                                             14,152,198       12,449,126
American Funds Cash Management Class 2                                  11,757,123       18,356,951
American Funds Global Balanced Class 2                                   2,192,803        1,219,401
American Funds Global Bond Class 2                                       5,786,969        8,675,649
American Funds Global Discovery Class 2                                  1,220,999        2,143,110
American Funds Global Growth Class 2                                     2,025,038       10,403,051
American Funds Global Growth and Income Class 2                          3,058,906        8,150,735
American Funds Global Small Capitalization Class 2                       2,346,732        5,366,455
American Funds Growth Class 2                                            4,900,673       28,419,688
American Funds Growth-Income Class 2                                     5,650,421       22,462,017
American Funds High-Income Bond Class 2                                 10,306,455        9,177,983
American Funds International Class 2                                     2,775,599       11,433,836
American Funds International Growth and Income Class 2                   1,111,174        2,160,634
American Funds Mortgage Class 2                                            901,208          467,098
American Funds New World Class 2                                         1,775,501        5,277,696
American Funds Protected Asset Allocation Class P2                         216,642              889
American Funds U.S. Government/AAA-Rated Securities Class 2              9,685,112       12,594,234
LVIP American Balanced Allocation Service Class                         11,400,879        2,047,592
LVIP American Growth Allocation Service Class                            5,948,130        1,257,703
LVIP American Income Allocation Service Class                            3,352,360        1,524,278
LVIP American Preservation Service Class                                 1,050,540            4,651
LVIP Protected American Balanced Allocation Service Class               22,661,785           95,901
LVIP Protected American Growth Allocation Service Class                 26,812,638          206,314

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2012:

                                                                            NET
                                                                SHARES     ASSET     FAIR VALUE
SUBACCOUNT                                                       OWNED     VALUE     OF  SHARES   COST OF SHARES
----------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                       5,052,232  $   18.31  $ 92,506,356  $   81,107,168
American Funds Blue Chip Income and Growth Class 2            9,322,529       9.97    92,945,615      87,448,816
American Funds Bond Class 2                                   9,364,288      11.17   104,599,102     100,613,529
American Funds Cash Management Class 2                        1,406,544      11.17    15,711,092      15,853,473
American Funds Global Balanced Class 2                          420,612      10.33     4,344,917       4,073,126
American Funds Global Bond Class 2                            3,502,959      12.27    42,981,305      41,427,013
American Funds Global Discovery Class 2                         850,577      13.55    11,525,316       9,911,558
American Funds Global Growth Class 2                          2,446,038      23.44    57,335,121      48,459,926
American Funds Global Growth and Income Class 2               4,456,602      10.54    46,972,589      43,535,667
American Funds Global Small Capitalization Class 2            1,744,815      19.86    34,652,026      33,466,908
American Funds Growth Class 2                                 2,721,835      60.45   164,534,894     141,488,266
American Funds Growth-Income Class 2                          3,939,551      38.24   150,648,426     137,804,511
American Funds High-Income Bond Class 2                       3,279,333      11.03    36,171,041      35,925,094
American Funds International Class 2                          3,905,073      17.62    68,807,377      69,330,836
American Funds International Growth and Income Class 2          549,570      15.25     8,380,941       7,932,600
American Funds Mortgage Class 2                                 124,031      10.46     1,297,366       1,290,219
American Funds New World Class 2                              1,686,019      22.75    38,356,928      33,856,326
American Funds Protected Asset Allocation Class P2               21,246       9.99       212,251         215,735
American Funds U.S. Government/AAA-Rated Securities Class 2   5,176,388      12.63    65,377,786      64,599,760
LVIP American Balanced Allocation Service Class               2,314,238      11.42    26,419,338      25,235,145
LVIP American Growth Allocation Service Class                 1,693,275      11.53    19,518,384      18,516,282
LVIP American Income Allocation Service Class                   540,762      11.21     6,060,320       5,899,333
LVIP American Preservation Service Class                        104,304      10.02     1,044,916       1,045,753
LVIP Protected American Balanced Allocation Service Class     2,256,418      10.14    22,889,102      22,592,254
LVIP Protected American Growth Allocation Service Class       2,646,359      10.21    27,029,910      26,615,561

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2012, is as follows:

                                                                  UNITS              UNITS       NET INCREASE
SUBACCOUNT                                                        ISSUED            REDEEMED      (DECREASE)
---------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                               820,155       (3,629,322)      (2,809,167)
American Funds Blue Chip Income and Growth Class 2                    888,614       (2,823,532)      (1,934,918)
American Funds Bond Class 2                                         1,412,409       (2,775,523)      (1,363,114)
American Funds Cash Management Class 2                              2,522,874       (4,829,511)      (2,306,637)
American Funds Global Balanced Class 2                                213,523         (119,437)          94,086
American Funds Global Bond Class 2                                    374,709         (652,413)        (277,704)
American Funds Global Discovery Class 2                               138,862         (347,758)        (208,896)
American Funds Global Growth Class 2                                  209,427       (2,546,319)      (2,336,892)
American Funds Global Growth and Income Class 2                       192,127         (705,180)        (513,053)
American Funds Global Small Capitalization Class 2                    226,087       (1,109,929)        (883,842)
American Funds Growth Class 2                                         349,134       (5,946,218)      (5,597,084)
American Funds Growth-Income Class 2                                  349,936       (5,989,403)      (5,639,467)
American Funds High-Income Bond Class 2                               829,750       (1,247,606)        (417,856)
American Funds International Class 2                                  201,531       (1,975,325)      (1,773,794)
American Funds International Growth and Income Class 2                 65,281         (134,480)         (69,199)
American Funds Mortgage Class 2                                        86,697          (44,393)          42,304
American Funds New World Class 2                                      111,802         (694,716)        (582,914)
American Funds Protected Asset Allocation Class P2                     23,319              (82)          23,237
American Funds U.S. Government/AAA-Rated Securities Class 2         1,196,227       (2,739,537)      (1,543,310)
LVIP American Balanced Allocation Service Class                     1,010,117         (162,325)         847,792
LVIP American Growth Allocation Service Class                         507,238          (94,661)         412,577
LVIP American Income Allocation Service Class                         297,442         (133,434)         164,008
LVIP American Preservation Service Class                              104,979             (401)         104,578
LVIP Protected American Balanced Allocation Service Class           2,383,158           (5,935)       2,377,223
LVIP Protected American Growth Allocation Service Class             2,820,949          (18,646)       2,802,303

The change in units outstanding for the year ended December 31, 2011, is as follows:

                                                                     UNITS            UNITS      NET INCREASE
SUBACCOUNT                                                          ISSUED          REDEEMED      (DECREASE)
---------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                               698,472       (4,227,229)      (3,528,757)
American Funds Blue Chip Income and Growth Class 2                  1,317,847       (4,090,498)      (2,772,651)
American Funds Bond Class 2                                         1,642,462       (4,229,167)      (2,586,705)
American Funds Cash Management Class 2                              4,252,747       (4,842,794)        (590,047)
American Funds Global Balanced Class 2                                334,875          (19,787)         315,088
American Funds Global Bond Class 2                                  1,203,547         (388,966)         814,581
American Funds Global Discovery Class 2                               534,657         (948,148)        (413,491)
American Funds Global Growth Class 2                                  660,583       (2,315,915)      (1,655,332)
American Funds Global Growth and Income Class 2                       573,551         (866,184)        (292,633)
American Funds Global Small Capitalization Class 2                    351,255       (1,745,361)      (1,394,106)
American Funds Growth Class 2                                       1,166,301       (7,549,450)      (6,383,149)
American Funds Growth-Income Class 2                                  436,077       (6,955,167)      (6,519,090)
American Funds High-Income Bond Class 2                             1,060,508       (1,967,275)        (906,767)
American Funds International Class 2                                  414,644       (2,284,504)      (1,869,860)
American Funds International Growth and Income Class 2                227,935          (47,230)         180,705
American Funds Mortgage Class 2                                        94,255          (11,172)          83,083
American Funds New World Class 2                                      575,569       (1,152,481)        (576,912)
American Funds U.S. Government/AAA-Rated Securities Class 2         1,303,046       (2,007,017)        (703,971)
LVIP American Balanced Allocation Service Class                     1,580,770         (200,325)       1,380,445
LVIP American Growth Allocation Service Class                       1,277,875          (82,260)       1,195,615
LVIP American Income Allocation Service Class                         384,820          (79,313)         305,507

7. SUBSEQUENT EVENT

Subsequent events were evaluated through the date these financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of Lincoln Life & Annuity Company of New York
   and
Contract Owners of Lincoln Life & Annuity Variable Annuity Account H

We have audited the accompanying statements of assets and liabilities of Lincoln Life & Annuity Variable Annuity Account H ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2012, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for the sub-account operating for a portion of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life & Annuity Variable Annuity Account H at December 31, 2012, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 5, 2013

               Lincoln Life & Annuity Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2012

     Statement of Operations - Year ended December 31, 2012

     Statements of Changes in Net Assets - Years ended December 31, 2012 and
     2011

     Notes to Financial Statements - December 31, 2012

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:

     Balance Sheets - Years ended December 31, 2012 and 2011

     Statements of Comprehensive Income (Loss) - Years ended December 31, 2012, 2011 and 2010

     Statements of Stockholders' Equity - Years ended December 31, 2012, 2011 and 2010

     Statements of Cash Flows - Years ended December 31, 2012, 2011 and 2010

     Notes to Financial Statements - December 31, 2012

     Report of Independent Registered Public Accounting Firm

     (b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (b) Broker-Dealer Selling Group Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.


(4)(a) Annuity Contract (30070 BNYA 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141752) filed on April 20, 2004.

     (b) Contract Specifications (To Be Filed by Amendment)

   (c) Annuity Payment Option Rider (32157) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on April 8,
   2001.

   (d) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

   (e) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

   (f) DCA Fixed Account Allocations (NYCPALGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-83718) filed on April 21, 2004.

   (g) Guarantee of Principal death benefit rider (32148 5/03) incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-175691) filed on JUly 21, 2011.

   (h) Enhanced Guaranteed Minimum Death Benefit rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed June 21, 2011.

   (i) DCA Fixed Account Allocations (NYCPAGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.

   (j) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
2006.

   (k) Variable Annuity Rider (32793 7/06 NY LSSA) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.

   (l) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No.
12 (File No. 333-145531) filed on October 28, 2010.

   (m) Guaranteed Income Benefit Rider (GIB v4) AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

   (n) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28,
2010.

   (o) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

   (p) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(5) Application incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-176216) filed on August 10, 2011.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-175691) filed on July 21 , 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

   (b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8)(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
2008.

     (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(9) Opinion and Consent of Scott C. Durocher, Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-176216) filed on September 27, 2011.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

     (b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York

(11) Not Applicable

(12) Not Applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 033-26032) filed on September 21, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.


Name                                Positions and Offices with Depositor
---------------------------------   --------------------------------------------------------------------
Ellen Cooper**                      Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio***              Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**                 Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**                   President and Director
George W. Henderson, III            Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen**                     Executive Vice President and Director
M. Leanne Lachman                   Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard                  Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*                 Second Vice President, General Counsel and Secretary
Jeffrey D. Coutts**                 Senior Vice President and Treasurer

   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

   ** Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

   *** Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2013 there were 8,212 contract owners under Account H.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   -----------------------------------------------------
Wilford H. Fuller*          President, Chief Executive Officer and Director
David M. Kittredge*         Senior Vice President
Jeffrey D. Coutts*          Senior Vice President and Treasurer
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Joel Schwartz*              Senior Vice President and Director
Elizabeth F. Conover***     Assistant Vice President and Chief Financial Officer
Thomas P. O'Neill*          Senior Vice President and Director
Nancy A. Smith*             Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

       *** Principal Business address is 100 Greene Street, Greensboro NC 27401

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

   (d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration
    Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 5th day of April, 2013.


      Lincoln Life & Annuity Variable Annuity Account H (Registrant)
      American Legacy (Reg. TM) Fusion
      By:   /s/Kimberly A. Genovese
            ------------------------------------
            Kimberly A. Genovese
            Assistant Vice President, Lincoln Life & Annuity Company of
            New York
                                        (Title)
      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            Vice President, Lincoln Life & Annuity Company of New York
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 5, 2013.

Signature                        Title
*                                President
------------------------------
                                 (Principal Executive Officer)
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Director
------------------------------
George W. Henderson, III
*                                Director
------------------------------
Mark E. Konen
*                                Director
------------------------------
M. Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Patrick S. Pittard
*By: /s/ Kimberly A. Genovese    Pursuant to a Power of Attorney
 ---------------------------
  Kimberly A. Genovese